UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03651

Touchstone Strategic Trust - June Funds
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: June 30

Date of reporting period: December 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

December 31, 2013

(Unaudited)

Semi-Annual Report

Touchstone Strategic Trust

Touchstone Capital Growth Fund

Touchstone International Small Cap Fund

Touchstone Mid Cap Value Opportunities Fund

Touchstone Small Cap Value Opportunities Fund

Touchstone Value Fund

Table of Contents

Page
Tabular Presentation of Portfolios of Investments	3 - 4
Portfolio of Investments:
Touchstone Capital Growth Fund	5
Touchstone International Small Cap Fund	7
Touchstone Mid Cap Value Opportunities Fund	10
Touchstone Small Cap Value Opportunities Fund	12
Touchstone Value Fund	14
Statements of Assets and Liabilities	16 - 19
Statements of Operations	20 - 21
Statements of Changes in Net Assets	22 - 24
Statements of Changes in Net Assets - Capital Stock Activity	26 - 30
Financial Highlights	31 - 48
Notes to Financial Statements	49 - 61
Other Items	62 - 69
Privacy Protection Policy	71

This report identifies the Funds' investments on December 31, 2013. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

Tabular Presentation of Portfolios of Investments (Unaudited)

December 31, 2013

The tables below provide each Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Capital Growth Fund
Sector Allocation*	(% of Net Assets)
Information Technology	27.6%
Consumer Discretionary	20.1
Industrials	15.0
Health Care	10.5
Consumer Staples	8.1
Energy	7.7
Financials	6.1
Materials	3.1
Investment Funds	3.0
Other Assets/Liabilities (Net)	(1.2)
Total	100.0%

Touchstone Mid Cap Value Opportunities Fund
Sector Allocation*	(% of Net Assets)
Financials	21.7%
Industrials	11.5
Information Technology	11.2
Materials	10.5
Consumer Discretionary	9.9
Health Care	8.9
Consumer Staples	8.9
Utilities	7.7
Energy	7.4
Exchange Traded Fund	0.5
Investment Fund	3.5
Other Assets/Liabilities (Net)	(1.7)
Total	100.0%

Touchstone International Small Cap Fund
Sector Allocation*	(% of Net Assets)
Industrials	21.8%
Financials	18.5
Consumer Discretionary	16.6
Information Technology	8.9
Materials	8.8
Consumer Staples	7.5
Health Care	7.0
Telecommunication Services	2.6
Energy	2.0
Utilities	1.7
Exchange Traded Fund	2.4
Investment Funds	5.5
Other Assets/Liabilities (Net)	(3.3)
Total	100.0%

Touchstone Small Cap Value Opportunities Fund
Sector Allocation*	(% of Net Assets)
Financials	29.6%
Consumer Discretionary	17.0
Industrials	13.4
Information Technology	10.9
Health Care	8.8
Energy	6.5
Consumer Staples	3.9
Materials	3.7
Utilities	2.5
Telecommunication Services	0.3
Exchange Traded Fund	0.9
Investment Funds	14.3
Other Assets/Liabilities (Net)	(11.8)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

3

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Value Fund
Sector Allocation*	(% of Net Assets)
Financials	25.9%
Health Care	21.8
Industrials	13.9
Energy	11.9
Consumer Staples	6.4
Information Technology	6.3
Consumer Discretionary	5.9
Telecommunication Services	4.8
Utilities	1.0
Materials	1.0
Investment Fund	1.1
Other Assets/Liabilities (Net)	—
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

4

Portfolio of Investments

Touchstone Capital Growth Fund – December 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 98.2%

Information Technology — 27.6%
Analog Devices, Inc.	56,835	$2,894,607
Apple, Inc.	15,755	8,840,288
ARM Holdings PLC, ADR	57,370	3,140,434
ASML Holding NV	21,853	2,047,626
eBay, Inc.*	65,460	3,593,099
EMC Corp.	134,281	3,377,167
Google, Inc. - Class A*	7,739	8,673,175
International Business Machines Corp.	12,378	2,321,741
LinkedIn Corp. - Class A*	11,260	2,441,506
Qualcomm, Inc.	53,150	3,946,388
Splunk, Inc.*	57,045	3,917,280
Trimble Navigation Ltd.*	118,720	4,119,584
Visa, Inc. - Class A	28,060	6,248,401
		55,561,296

Consumer Discretionary — 20.1%
Amazon.com, Inc.*	8,005	3,192,315
Autoliv, Inc.†	22,015	2,020,977
BorgWarner, Inc.	82,600	4,618,166
Lululemon Athletica, Inc.*†	42,025	2,480,736
Michael Kors Holdings Ltd. (British Virgin Islands)*	59,945	4,866,935
priceline.com, Inc.*	3,280	3,812,672
Ralph Lauren Corp.	12,920	2,281,284
Restoration Hardware Holdings, Inc.*	44,250	2,978,025
Starbucks Corp.	28,465	2,231,371
Starwood Hotels & Resorts Worldwide, Inc.	52,730	4,189,398
Urban Outfitters, Inc.*	76,175	2,826,092
VF Corp.	39,390	2,455,573
Walt Disney Co. (The)	32,525	2,484,910
		40,438,454

Industrials — 15.0%
Danaher Corp.	46,700	3,605,240
Flowserve Corp.	45,480	3,585,188
Fluor Corp.	37,360	2,999,634
Precision Castparts Corp.	15,945	4,293,988
Rockwell Automation, Inc.	19,585	2,314,164
Union Pacific Corp.	25,115	4,219,320
United Rentals, Inc.*	60,765	4,736,632
United Technologies Corp.	38,240	4,351,712
		30,105,878

Health Care — 10.5%
Celgene Corp.*	28,091	4,746,255
Cerner Corp.*	45,048	2,510,976
Henry Schein, Inc.*	43,821	5,006,987
Shire PLC, ADR	14,245	2,012,676
Thermo Fisher Scientific, Inc.	34,875	3,883,331
Valeant Pharmaceuticals International, Inc. (Canada)*	25,340	2,974,916
		21,135,141

Consumer Staples — 8.1%
Anheuser-Busch InBev N.V., ADR	35,910	3,822,979
Diageo PLC, ADR	27,670	3,664,061
Estee Lauder Cos., Inc. (The) - Class A	31,945	2,406,097
Hain Celestial Group, Inc. (The)*	28,820	2,616,280
Walgreen Co.	64,745	3,718,953
		16,228,370

Energy — 7.7%
Anadarko Petroleum Corp.	28,950	2,296,314
Cameron International Corp.*	52,345	3,116,098
Chevron Corp.	17,180	2,145,954
Pioneer Natural Resources Co.	22,413	4,125,561
Schlumberger Ltd. (Cook Islands)	42,876	3,863,556
		15,547,483

Financials — 6.1%
Ameriprise Financial, Inc.	34,417	3,959,676
BlackRock, Inc.	15,600	4,936,932
Ocwen Financial Corp.*	62,205	3,449,267
		12,345,875

Materials — 3.1%
Monsanto Co.	53,220	6,202,791
Total Common Stocks		$197,565,288

Investment Funds— 3.0%
Invesco Government & Agency
Portfolio, Institutional Class, 0.03%**Ω	4,542,285	4,542,285
Touchstone Institutional Money Market
Fund, 0.01%^Ω	1,401,368	1,401,368
Total Investment Funds		$5,943,653

Total Investment Securities —101.2%
(Cost $123,987,051)		$203,508,941

Liabilities in Excess of Other Assets — (1.2%)		(2,396,650)

Net Assets — 100.0%		$201,112,291

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2013 was $4,447,708.

Ω	Represents the 7-day SEC yield as of December 31, 2013.

5

Touchstone Capital Growth Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$197,565,288	$—	$—	$197,565,288
Investment
Funds	5,943,653	—	—	5,943,653
				$203,508,941

See accompanying Notes to Financial Statements.

6

Portfolio of Investments

Touchstone International Small Cap Fund – December 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 95.4%

United Kingdom — 20.9%
Ashtead Group PLC	95,561	$1,202,662
Berendsen PLC	88,463	1,371,888
Blinkx PLC*	496,411	1,687,228
Cineworld Group PLC	200,265	1,260,196
Close Brothers Group PLC	61,000	1,385,904
Elementis PLC	245,588	1,093,572
Just Retirement Group PLC*	326,896	1,136,785
Majestic Wine PLC	116,705	1,039,731
Micro Focus International PLC	128,598	1,635,484
Northgate PLC	169,300	1,438,214
Paragon Group of Cos. PLC	238,840	1,467,338
Playtech PLC	110,000	1,342,485
Rightmove PLC	34,554	1,567,827
Rotork PLC	20,207	960,358
Savills PLC	205,604	2,199,446
Synergy Health PLC	57,000	1,135,508
TalkTalk Telecom Group PLC	337,100	1,708,164
Taylor Wimpey PLC	744,411	1,374,475
TUI Travel PLC	292,162	1,998,612
WS Atkins PLC	66,551	1,562,716
		28,568,593

Japan — 17.6%
Chiyoda Co. Ltd.	33,000	636,120
COMSYS Holdings Corp.	72,000	1,132,034
Credit Saison Co. Ltd.	40,700	1,072,934
Daiichikosho Co. Ltd.	25,500	721,025
FP Corp.	14,300	1,019,607
HIS Co. Ltd.	26,900	1,344,057
Hoshizaki Electric Co. Ltd.	50,100	1,781,591
Iriso Electronics Co. Ltd.	23,305	1,073,380
Japan Petroleum Exploration Co.	28,500	1,080,909
Kakaku.com, Inc.	53,300	936,290
Kanamoto Co. Ltd.†	53,000	1,349,224
Monex Group, Inc.	302,500	1,358,179
Nippon Paint Co. Ltd.	79,633	1,324,942
Pola Orbis Holdings, Inc.†	31,000	1,107,022
Sawai Pharmaceutical Co. Ltd.	16,400	1,058,949
Seria Co. Ltd.	31,400	1,262,280
Ship Healthcare Holdings, Inc.	30,000	1,164,936
Sumitomo Rubber Industries Ltd.	61,800	879,705
Suzuken Co. Ltd.	25,000	809,824
Takuma Co. Ltd.	113,000	990,970
Tokyo Ohka Kogyo Co. Ltd.	41,900	897,234
Yokogawa Electric Corp.	72,000	1,106,986
		24,108,198

Canada — 7.1%
Element Financial Corp.*	128,275	1,690,610
Horizon North Logistics, Inc.	199,922	1,872,651
Intertape Polymer Group, Inc.	136,498	1,802,840
Onex Corp.	23,500	1,268,746
Stantec, Inc.†	19,800	1,227,609
Westjet Airlines Ltd.	68,955	1,812,402
		9,674,858

Denmark — 6.3%
GN Store Nord A/S	83,082	2,041,822
H Lundbeck A/S	55,015	1,391,583
Matas A/S*	47,051	1,303,055
Royal UNIBREW A/S	13,280	1,802,421
Topdanmark A/S*	76,446	2,014,599
		8,553,480

Germany — 6.2%
Aurelius AG	46,331	1,882,531
Deutz AG*	154,612	1,383,781
Freenet AG	61,419	1,845,401
Jungheinrich AG	21,694	1,413,349
NORMA Group AG	39,359	1,956,640
		8,481,702

Ireland — 5.7%
C&C Group PLC	229,503	1,341,846
Glanbia PLC	74,331	1,151,420
Greencore Group PLC	630,946	2,329,949
Kingspan Group PLC*	76,000	1,359,197
Smurfit Kappa Group PLC*	65,027	1,597,719
		7,780,131

France — 4.4%
Plastic Omnium SA	91,086	2,543,742
Teleperformance	23,514	1,432,869
UBISOFT Entertainment*	148,322	2,097,606
		6,074,217

Italy — 3.5%
Banca Generali SpA	60,104	1,860,069
Interpump Group SpA	130,974	1,571,899
Recordati SpA	89,278	1,285,496
		4,717,464

Sweden — 3.0%
Axis Communications AB†	32,200	1,119,785
Fastighets AB Balder, Class B*	182,282	1,872,503
JM AB	39,300	1,110,358
		4,102,646

Cayman Islands — 2.8%
500.com Ltd. - Class A ADR*†	23,139	818,425
NagaCorp Ltd.	1,352,000	1,424,479
Towngas China Co. Ltd.	1,311,000	1,519,917
		3,762,821

Switzerland — 2.4%
Aryzta AG	19,962	1,533,859
Bucher Industries AG	6,066	1,762,714
		3,296,573

Finland — 2.2%
Huhtamaki OYJ	71,160	1,830,402
Pohjola Bank PLC, Class A	61,161	1,226,325
		3,056,727

7

Touchstone International Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 95.4% (Continued)

Bermuda — 1.7%
Catlin Group Ltd.	134,538	$1,293,292
Lancashire Holdings Ltd.	76,450	1,026,710
		2,320,002

Belgium — 1.4%
Arseus NV	19,238	731,515
Barco NV	15,200	1,185,638
		1,917,153

Luxembourg — 1.4%
Samsonite International SA	616,300	1,875,692

Israel — 1.2%
Delek Group Ltd.	4,156	1,587,228

South Korea — 1.1%
Hanssem Co. Ltd.	32,000	1,526,475

Australia — 1.1%
DuluxGroup Ltd.	311,488	1,490,759

Spain — 1.1%
Bankinter SA	215,800	1,480,526

Austria — 1.0%
Oesterreichische Post AG	27,200	1,305,106

Jersey — 0.7%
Henderson Group PLC	268,738	1,017,313

Portugal — 0.7%
CTT-Correios de Portugal SA*	131,697	1,012,775

Norway — 0.7%
Borregaard ASA	190,562	950,436

Singapore — 0.6%
SATS Ltd.	347,848	890,328

Thailand — 0.6%
Thai Tap Water Supply PCL	2,807,002	856,761
Total Common Stocks		$130,407,964

Exchange Traded Fund — 2.4%
iShares MSCI EAFE Small Cap Index
Fund	65,000	3,313,700

Investment Funds— 5.5%
Invesco Government & Agency
Portfolio, Institutional Class, 0.03%**Ω	4,761,045	4,761,045
Touchstone Institutional Money Market
Fund, 0.01%^Ω	2,712,795	2,712,795
Total Investment Funds		$7,473,840

Total Investment Securities —103.3%
(Cost $107,666,320)		$141,195,504

Liabilities in Excess of Other Assets — (3.3%)		(4,525,012)

Net Assets — 100.0%		$136,670,492

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2013 was $4,513,344.

Ω	Represents the 7-day SEC yield as of December 31, 2013.

Portfolio Abbreviations:

PCL - Public Company Limited

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

8

Touchstone International Small Cap Fund (Unaudited) (Continued)

	Valuation inputs at Reporting Date:
	Level 1	Level 2	Level 3	Total
Common
Stocks
Australia	$1,490,759	$—	$—	$1,490,759
Austria	—	1,305,106	—	1,305,106
Belgium	1,917,153	—	—	1,917,153
Bermuda	2,320,002	—	—	2,320,002
Canada	9,674,858	—	—	9,674,858
Cayman
Islands	3,762,821	—	—	3,762,821
Denmark	1,802,421	6,751,059	—	8,553,480
Finland	—	3,056,727	—	3,056,727
France	6,074,217	—	—	6,074,217
Germany	—	8,481,702	—	8,481,702
Ireland	7,780,131	—	—	7,780,131
Israel	1,587,228	—	—	1,587,228
Italy	—	4,717,464	—	4,717,464
Japan	—	24,108,198	—	24,108,198
Jersey	1,017,313	—	—	1,017,313
Luxembourg	1,875,692	—	—	1,875,692
Norway	—	950,436	—	950,436
Portugal	1,012,775	—	—	1,012,775
Singapore	890,328	—	—	890,328
South
Korea	—	1,526,475	—	1,526,475
Spain	1,480,526	—	—	1,480,526
Sweden	—	4,102,646	—	4,102,646
Switzerland	—	3,296,573	—	3,296,573
Thailand	—	856,761	—	856,761
United
Kingdom	28,568,593	—	—	28,568,593
Exchange
Traded Fund	3,313,700	—	—	3,313,700
Investment
Funds	7,473,840	—	—	7,473,840
				$141,195,504

At December 31, 2013, securities valued at $41,495,945 were transferred from Level 1 to Level 2. Transfers from Level 1 to Level 2 are due to the closure of several foreign markets.

See accompanying Notes to Financial Statements.

9

Portfolio of Investments

Touchstone Mid Cap Value Opportunities Fund – December 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 97.7%

Financials — 21.7%
Alexandria Real Estate Equities, Inc. REIT	37,690	$2,397,838
Allstate Corp. (The)	31,116	1,697,067
American Campus Communities, Inc.
REIT	68,896	2,219,140
Ameriprise Financial, Inc.	20,415	2,348,746
Endurance Specialty Holdings Ltd.
(Bermuda)	35,026	2,054,975
Fifth Third Bancorp	139,834	2,940,708
Hancock Holding Co.	50,148	1,839,429
Hartford Financial Services Group, Inc.	70,906	2,568,924
Host Hotels & Resorts, Inc. REIT	111,652	2,170,515
PartnerRe Ltd. (Bermuda)	20,389	2,149,612
Reinsurance Group of America, Inc.	31,696	2,453,587
SunTrust Banks, Inc.	69,122	2,544,381
TCF Financial Corp.	99,173	1,611,561
Unum Group	39,184	1,374,575
Willis Group Holdings PLC (United
Kingdom)	46,355	2,077,168
Zions Bancorporation	66,453	1,990,932
		34,439,158

Industrials — 11.5%
Cintas Corp.	37,506	2,234,983
Clean Harbors, Inc.*	38,809	2,326,988
Dover Corp.	24,346	2,350,363
Fluor Corp.	26,468	2,125,116
Parker Hannifin Corp.	18,536	2,384,471
Regal-Beloit Corp.	29,559	2,179,089
Stanley Black & Decker, Inc.	29,659	2,393,185
Xylem, Inc.	63,371	2,192,637
		18,186,832

Information Technology — 11.2%
Cadence Design Systems, Inc.*	143,263	2,008,547
Citrix Systems, Inc.*	32,577	2,060,495
Diebold, Inc.	55,985	1,848,065
Fidelity National Information Services,
Inc.	48,650	2,611,531
Juniper Networks, Inc.*	83,354	1,881,300
Microchip Technology, Inc.†	53,415	2,390,321
Symantec Corp.	88,425	2,085,062
Synopsys, Inc.*	69,049	2,801,318
		17,686,639

Materials — 10.5%
Air Products & Chemicals, Inc.	14,912	1,666,863
Albemarle Corp.	34,282	2,173,136
Allegheny Technologies, Inc.	67,835	2,416,961
Greif, Inc. - Class A	37,152	1,946,765
Nucor Corp.	29,649	1,582,664
Owens-Illinois, Inc.*	50,834	1,818,841
Rockwood Holdings, Inc.	21,634	1,555,917
Scotts Miracle-Gro Co. (The) - Class A	30,044	1,869,338
Silgan Holdings, Inc.	32,862	1,578,033
		16,608,518

Consumer Discretionary — 9.9%
Abercrombie & Fitch Co. - Class A	43,469	1,430,565
American Eagle Outfitters, Inc.	112,934	1,626,250
Dollar General Corp.*	24,521	1,479,107
Harley-Davidson, Inc.	27,391	1,896,553
Hasbro, Inc.	31,475	1,731,440
Interpublic Group of Cos, Inc. (The)	79,623	1,409,327
Newell Rubbermaid, Inc.	66,268	2,147,746
PetSmart, Inc.	23,428	1,704,386
Sally Beauty Holdings, Inc.*	75,724	2,289,137
		15,714,511

Health Care — 8.9%
AmerisourceBergen Corp.	24,478	1,721,048
CareFusion Corp.*	55,240	2,199,657
Charles River Laboratories International,
Inc.*	35,079	1,860,590
Cooper Cos., Inc. (The)	15,391	1,906,021
DENTSPLY International, Inc.	44,323	2,148,778
Patterson Cos., Inc.	62,738	2,584,806
Quest Diagnostics, Inc.†	33,005	1,767,088
		14,187,988

Consumer Staples — 8.9%
Coca-Cola Enterprises, Inc.	35,711	1,575,926
Darling International, Inc.*	116,754	2,437,824
Ingredion, Inc.	27,945	1,913,115
JM Smucker Co. (The)	19,665	2,037,687
Kroger Co. (The)	48,523	1,918,114
Molson Coors Brewing Co.	43,690	2,453,194
Sysco Corp.	49,409	1,783,665
		14,119,525

Utilities — 7.7%
AGL Resources, Inc.	44,661	2,109,338
Edison International	33,532	1,552,532
Great Plains Energy, Inc.	95,178	2,307,115
Portland General Electric Co.	76,198	2,301,180
SCANA Corp.	34,403	1,614,533
Xcel Energy, Inc.	82,092	2,293,650
		12,178,348

Energy — 7.4%
EQT Corp.	22,404	2,011,431
McDermott International, Inc.
(Panama)*†	134,230	1,229,547
Nabors Industries Ltd. (Bermuda)	62,078	1,054,705
Newfield Exploration Co.*	65,514	1,613,610
Pioneer Natural Resources Co.	11,835	2,178,468
Range Resources Corp.	14,099	1,188,687
Spectra Energy Corp.	66,933	2,384,153
		11,660,601
Total Common Stocks		$154,782,120

Exchange Traded Fund — 0.5%
iShares Russell Midcap Value Index Fund	12,118	796,274

10

Touchstone Mid Cap Value Opportunities Fund (Unaudited) (Continued)

		Market
	Shares	Value

Investment Fund — 3.5%
Invesco Government & Agency
Portfolio, Institutional Class, 0.03%**Ω	5,496,576	$5,496,576

Total Investment Securities —101.7%
(Cost $155,768,967)		161,074,970

Liabilities in Excess of Other Assets — (1.7%)		(2,666,342)

Net Assets — 100.0%		$158,408,628

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2013 was $5,386,956.

Ω	Represents the 7-day SEC yield as of December 31, 2013.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$154,782,120	$—	$—	$154,782,120
Exchanged
Traded Fund	796,274	—	—	796,274
Investment
Fund	5,496,576	—	—	5,496,576
				$161,074,970

See accompanying Notes to Financial Statements.

11

Portfolio of Investments

Touchstone Small Cap Value Opportunities Fund – December 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 96.6%

Financials — 29.6%
Altisource Portfolio Solutions SA
(Luxembourg)*	15,300	$2,427,039
American Equity Investment Life
Holding Co.	82,900	2,186,902
Aspen Insurance Holdings Ltd.	23,800	983,178
Bofi Holding, Inc.*	16,700	1,309,781
Capstead Mortgage Corp. REIT	82,500	996,600
Cash America International, Inc.	40,250	1,541,575
Columbia Banking System, Inc.	58,600	1,612,086
DFC Global Corp.*	72,200	826,690
Encore Capital Group, Inc.*	46,000	2,311,960
Endurance Specialty Holdings Ltd.	33,300	1,953,711
First Cash Financial Services, Inc.*	26,200	1,620,208
First Commonwealth Financial Corp.	154,300	1,360,926
Home Loan Servicing Solutions Ltd.	72,800	1,672,216
Horace Mann Educators Corp.	45,000	1,419,300
Iberiabank Corp.	31,500	1,979,775
Lexington Realty Trust REIT	178,000	1,817,380
Maiden Holdings Ltd.	104,400	1,141,092
Newcastle Investment Corp. REIT	402,600	2,310,924
Stewart Information Services Corp.	49,500	1,597,365
Stifel Financial Corp.*	44,100	2,113,272
SVB Financial Group*	15,400	1,614,844
Texas Capital Bancshares, Inc.*	35,600	2,214,320
Tower Group International Ltd.
(Bermuda)†	66,790	225,750
Wintrust Financial Corp.	39,800	1,835,576
		39,072,470

Consumer Discretionary — 17.0%
American Public Education, Inc.*	16,600	721,602
Barnes & Noble, Inc.*	33,700	503,815
Children's Place Retail Stores, Inc. (The)*	36,600	2,085,102
Deckers Outdoor Corp.*†	24,600	2,077,716
EW Scripps Co. - Class A*	69,400	1,507,368
Gentherm, Inc.*	71,500	1,916,915
LifeLock, Inc.*†	75,900	1,245,519
LIN Media LLC*	60,500	1,736,955
Media General, Inc. - Class A*†	55,900	1,263,340
Outerwall, Inc.*†	27,300	1,836,471
Rent-A-Center, Inc. TX	47,200	1,573,648
Ruby Tuesday, Inc.*	87,800	608,454
Smith & Wesson Holding Corp.*†	83,200	1,122,368
Stage Stores, Inc.	91,600	2,035,352
TravelCenters of America LLC*	101,800	991,532
Universal Electronics, Inc.*	33,500	1,276,685
		22,502,842

Industrials — 13.4%
ABM Industries, Inc.	56,350	1,611,047
Acacia Research Corp.†	41,300	600,502
Atlas Air Worldwide Holdings, Inc.*	16,000	658,400
Con-way, Inc.	20,000	794,200
DXP Enterprises, Inc.*	15,600	1,797,120
Generac Holdings, Inc.	30,100	1,704,864
Greenbrier Cos., Inc.*	48,700	1,599,308
H&E Equipment Services, Inc.*	62,800	1,860,764
ICF International, Inc.*	34,300	1,190,553
JetBlue Airways Corp.*†	179,500	1,534,725
Mueller Water Products, Inc. - Class A	148,300	1,389,571
Tutor Perini Corp.*	75,500	1,985,650
Wabash National Corp.*	80,100	989,235
		17,715,939

Information Technology — 10.9%
AVG Technologies N.V. (Netherlands)*	61,100	1,051,531
Chipmos Technologies Bermuda Ltd.	68,800	1,323,712
Cirrus Logic, Inc.*†	53,000	1,082,790
DST Systems, Inc.	17,800	1,615,172
GT Advanced Technologies, Inc.*†	100,300	874,616
InvenSense, Inc.*†	67,900	1,410,962
Kulicke & Soffa Industries, Inc.
(Singapore)*	67,850	902,405
Methode Electronics, Inc.	50,600	1,730,014
Silicon Image, Inc.*	222,000	1,365,300
SS&C Technologies Holdings, Inc.*	47,400	2,097,924
Sykes Enterprises, Inc.*	43,400	946,554
		14,400,980

Health Care — 8.8%
Acorda Therapeutics, Inc.*	46,400	1,354,880
Air Methods Corp.*	28,500	1,662,405
Cambrex Corp.*	82,400	1,469,192
Furiex Pharmaceuticals, Inc.*	54,600	2,293,746
Kindred Healthcare, Inc.	58,500	1,154,790
Providence Service Corp. (The)*	42,900	1,103,388
Questcor Pharmaceuticals, Inc.†	24,100	1,312,245
Team Health Holdings, Inc.*	27,400	1,248,070
		11,598,716

Energy — 6.5%
Delek U.S. Holdings, Inc.	52,300	1,799,643
Energy XXI Bermuda Ltd. (Bermuda)	61,100	1,653,366
Helix Energy Solutions Group, Inc.*	52,200	1,209,996
Newpark Resources, Inc.*	102,000	1,253,580
Western Refining, Inc.†	23,100	979,671
World Fuel Services Corp.	38,600	1,665,976
		8,562,232

Consumer Staples — 3.9%
Andersons, Inc. (The)	14,800	1,319,716
Medifast, Inc.*	61,700	1,612,221
TreeHouse Foods, Inc.*	32,200	2,219,224
		5,151,161

Materials — 3.7%
FutureFuel Corp.	90,550	1,430,690
Headwaters, Inc.*	167,400	1,638,846
PH Glatfelter Co.	66,250	1,831,150
		4,900,686

Utilities — 2.5%
NorthWestern Corp.	42,800	1,854,096

12

Touchstone Small Cap Value Opportunities Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 96.6% (Continued)

Utilities — (Continued)
PNM Resources, Inc.	59,800	$1,442,376
		3,296,472

Telecommunication Services — 0.3%
Magicjack Vocaltec Ltd.*†	39,200	467,264
Total Common Stocks		$127,668,762

Exchange Traded Fund — 0.9%
iShares Russell 2000 Value Index Fund†	12,800	1,273,600

Investment Funds— 14.3%
Invesco Government & Agency
Portfolio, Institutional Class, 0.03%**Ω	14,907,695	14,907,695
Touchstone Institutional Money Market
Fund, 0.01%^Ω	3,983,301	3,983,301
Total Investment Funds		$18,890,996

Total Investment Securities —111.8%
(Cost $117,881,292)		$147,833,358

Liabilities in Excess of Other Assets — (11.8%)		(15,650,464)

Net Assets — 100.0%		$132,182,894

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2013 was $14,706,434.

Ω	Represents the 7-day SEC yield as of December 31, 2013.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$127,668,762	$—	$—	$127,668,762
Exchanged
Traded Fund	1,273,600	—	—	1,273,600
Investment
Funds	18,890,996	—	—	18,890,996
				$147,833,358

See accompanying Notes to Financial Statements.

13

Portfolio of Investments

Touchstone Value Fund – December 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 98.9%

Financials — 25.9%
American Express Co.	140,079	$12,709,368
Bank of America Corp.	553,443	8,617,108
Capital One Financial Corp.	161,638	12,383,087
Citigroup, Inc.	178,446	9,298,821
JPMorgan Chase & Co.	220,461	12,892,559
PNC Financial Services Group, Inc.	133,078	10,324,191
SLM Corp.	321,319	8,444,263
State Street Corp.	112,826	8,280,300
Wells Fargo & Co.	284,814	12,930,556
		95,880,253

Health Care — 21.8%
Cardinal Health, Inc.	77,203	5,157,932
Johnson & Johnson	110,644	10,133,884
Medtronic, Inc.	215,151	12,347,516
Merck & Co., Inc.	182,085	9,113,354
Pfizer, Inc.	401,906	12,310,381
Sanofi ADR	132,870	7,125,818
Teva Pharmaceutical Industries Ltd. ADR	163,670	6,559,894
UnitedHealth Group, Inc.	112,724	8,488,117
WellPoint, Inc.	99,876	9,227,544
		80,464,440

Industrials — 13.9%
Emerson Electric Co.	126,955	8,909,702
General Dynamics Corp.	71,500	6,831,825
Honeywell International, Inc.	106,876	9,765,260
Illinois Tool Works, Inc.	89,190	7,499,095
Raytheon Co.	133,335	12,093,484
Stanley Black & Decker, Inc.	76,207	6,149,143
		51,248,509

Energy — 11.9%
BP PLC ADR	232,124	11,283,548
ConocoPhillips	138,548	9,788,416
Marathon Oil Corp.	215,360	7,602,208
Occidental Petroleum Corp.	117,138	11,139,824
Phillips 66	54,590	4,210,527
		44,024,523

Consumer Discretionary — 6.4%
Carnival Corp. (Paraguay)	225,717	9,067,052
Delphi Automotive PLC (Jersey)	108,920	6,549,360
Target Corp.	130,074	8,229,782
		23,846,194

Information Technology — 6.3%
Intel Corp.	173,775	4,511,199
Microsoft Corp.	304,687	11,404,434
Texas Instruments, Inc.	171,503	7,530,697
		23,446,330

Consumer Staples — 5.9%
Altria Group, Inc.	156,248	5,998,361
Philip Morris International, Inc.	122,320	10,657,742
Walgreen Co.	91,385	5,249,154
		21,905,257

Telecommunication Services — 4.8%
AT&T, Inc.	193,246	6,794,529
Verizon Communications, Inc.	138,124	6,787,413
Vodafone Group PLC ADR	110,300	4,335,893
		17,917,835

Materials — 1.0%
EI du Pont de Nemours & Co.	56,520	3,672,104

Utilities — 1.0%
Entergy Corp.	56,011	3,543,816
Total Common Stocks		$365,949,261

Investment Fund — 1.1%
Touchstone Institutional Money Market
Fund, 0.01%^Ω	3,933,271	3,933,271

Total Investment Securities —100.0%
(Cost $271,269,644)		$369,882,532

Other Assets in Excess of Liabilities — 0.0%		94,724

Net Assets — 100.0%		$369,977,256

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

Ω	Represents the 7-day SEC yield as of December 31, 2013.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$365,949,261	$—	$—	$365,949,261
Investment
Fund	3,933,271	—	—	3,933,271
				$369,882,532

See accompanying Notes to Financial Statements.

14

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15

Statements of Assets and Liabilities

December 31, 2013 (Unaudited)

	Touchstone	Touchstone
	Capital	International
	Growth	Small Cap
	Fund	Fund
Assets
Investments, at cost	$123,987,051	$107,666,320
Affiliated securities, at market value	$1,401,368	$2,712,795
Non-affiliated securities, at market value	202,107,573	138,482,709
Investments, at market value (A)	$203,508,941	$141,195,504
Foreign currency (B)	—	139,411
Dividends and interest receivable	86,848	140,891
Receivable for capital shares sold	858,538	990,146
Receivable for investments sold	1,610,236	—
Receivable for securities lending income	227	7,630
Tax reclaim receivable	73	114,683
Other assets	16,904	15,837
Total Assets	206,081,767	142,604,102

Liabilities
Bank overdrafts	1,519	6,942
Payable for return of collateral for securities on loan	4,542,285	4,761,045
Payable for capital shares redeemed	202,037	302,363
Payable for investments purchased	—	659,756
Payable to Investment Advisor	106,173	97,676
Payable to other affiliates	22,468	412
Payable to Trustees	5,969	5,957
Payable to Transfer Agent	71,080	34,985
Payable for reports to shareholders	5,437	19,925
Payable for professional services	10,040	26,192
Payable for pricing services	1,008	13,496
Other accrued expenses and liabilities	1,460	4,861
Total Liabilities	4,969,476	5,933,610

Net Assets	$201,112,291	$136,670,492

Net assets consist of:
Paid-in capital	$134,847,888	$125,949,363
Accumulated net investment income (loss)	(22,103)	(661,051)
Accumulated net realized gains (losses) on investments and foreign currency transactions	(13,235,384)	(22,151,262)
Net unrealized appreciation on investments and foreign currency transactions	79,521,890	33,533,442

Net Assets	$201,112,291	$136,670,492
(A) Includes market value of securities on loan of:	$4,447,708	$4,513,344
(B) Cost of foreign currency:	$—	$138,628

See accompanying Notes to Financial Statements.

16

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone	Touchstone
Mid Cap	Small Cap
Value	Value	Touchstone
Opportunities	Opportunities	Value
Fund	Fund	Fund

$155,768,967	$117,881,292	$271,269,644
$—	$3,983,301	$3,933,271
161,074,970	143,850,057	365,949,261
$161,074,970	$147,833,358	$369,882,532
—	—	—
247,367	150,139	568,836
433,448	94,112	441,988
4,013,174	—	—
258	20,185	—
172	—	—
24,821	16,231	26,304
165,794,210	148,114,025	370,919,660

325,667	1,494	1,494
5,496,576	14,907,695	—
604,062	58,928	616,709
796,414	807,998	49
110,109	98,293	199,796
2,429	10,511	13,067
5,958	5,957	5,997
22,034	14,840	64,043
11,180	13,479	28,178
9,183	9,933	9,616
1,183	1,553	803
787	450	2,652
7,385,582	15,931,131	942,404

$158,408,628	$132,182,894	$369,977,256

$137,457,326	$97,203,890	$302,270,042
5,431	(8,259)	(12,910)
15,639,868	5,035,197	(30,892,764)
5,306,003	29,952,066	98,612,888

$158,408,628	$132,182,894	$369,977,256
$5,386,956	$14,706,434	$—
$—	$—	$—

17

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone	Touchstone
	Capital	International
	Growth	Small Cap
	Fund	Fund

Pricing of Class A Shares
Net assets applicable to Class A shares	$1,936,932	$3,390,665
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	72,785	230,517
Net asset value price per share*	$26.61	$14.71
Maximum offering price per share	$28.23	$15.61

Pricing of Class C Shares
Net assets applicable to Class C shares	$89,293	$123,239
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	3,398	8,429
Net asset value, offering price per share**	$26.28	$14.62

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$199,010,903	$103,061,768
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	7,338,383	6,847,317
Net asset value, offering price and redemption price per share	$27.12	$15.05

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$75,163	$30,094,820
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	2,755	1,990,843
Net asset value, offering price and redemption price per share	$27.28	$15.12

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held.

See accompanying Notes to Financial Statements.

18

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone	Touchstone
Mid Cap Value	Small Cap Value	Touchstone
Opportunities	Opportunities	Value
Fund	Fund	Fund

$14,514,422	$3,148,755	$58,464,392

1,583,447	159,954	6,467,811
$9.17	$19.69	$9.04
$9.73	$20.89	$9.59

$1,156,413	$94,538	$3,618,266

127,462	4,835	400,484
$9.07	$19.55	$9.03

$113,150,375	$119,815,676	$104,763,605

12,261,653	5,823,093	11,555,029
$9.23	$20.58	$9.07

$29,587,418	$9,123,925	$203,130,993

3,208,823	438,960	22,450,954
$9.22	$20.79	$9.05

19

Statements of Operations

For the Six Months Ended December 31, 2013 (Unaudited)

	Touchstone	Touchstone
	Capital	International
	Growth	Small Cap
	Fund	Fund
Investment Income
Dividends from affiliated securities	$133	$149
Dividends from non-affiliated securities(A)	965,119	1,140,106
Income from securities loaned	1,582	51,765
Total Investment Income	966,834	1,192,020
Expenses
Investment advisory fees	665,331	590,253
Administration fees	156,002	101,941
Compliance fees and expenses	823	822
Custody fees	2,795	23,183
Professional fees	12,100	19,817
Transfer Agent fees, Class A	547	455
Transfer Agent fees, Class C	88	41
Transfer Agent fees, Class Y	123,921	72,656
Transfer Agent fees, Institutional Class	64	65
Pricing Expense	1,286	17,231
Registration Fees, Class A	7,693	8,320
Registration Fees, Class C	219	280
Registration Fees, Class Y	9,262	8,627
Registration Fees, Institutional Class	6,409	6,614
Reports to Shareholders, Class A	2,679	2,755
Reports to Shareholders, Class C	2,218	2,288
Reports to Shareholders, Class Y	9,934	9,135
Reports to Shareholders, Institutional Class	2,221	2,337
Distribution expenses, Class A	1,272	1,780
Distribution expenses, Class C	343	188
Trustee fees	5,975	5,969
Other expenses	49,377	32,382
Total Expenses	1,060,559	907,139
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(108,423)	(161,446)
Net Expenses	952,136	745,693
Net Investment Income	14,698	446,327
Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments	11,681,411	4,092,987
Net realized losses on foreign currency	—	(11,556)
Net change in unrealized appreciation (depreciation) on investments	25,310,984	16,758,911
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	10,870
Net Realized and Unrealized Gains on Investments	36,992,395	20,851,212
Change in Net Assets Resulting from Operations	$37,007,093	$21,297,539
(A)Net of foreign tax withholding of:	$6,759	$35,722
(B)See Note 4 in Notes to Financial Statements

See accompanying Notes to Financial Statements.

20

Statements of Operations (Unaudited) (Continued)

Touchstone	Touchstone
Mid Cap Value	Small Cap Value	Touchstone
Opportunities	Opportunities	Value
Fund	Fund	Fund

$487	$187	$443
1,567,628	648,047	4,730,905
22,674	122,779	246
1,590,789	771,013	4,731,594

631,714	573,611	1,216,049
121,898	99,092	294,489
823	822	823
3,843	4,725	4,724
11,581	11,369	14,804
3,993	1,278	50,797
227	35	3,160
39,311	26,932	46,122
907	435	721
1,494	1,983	1,026
8,254	8,082	9,891
567	196	240
9,354	9,010	13,041
9,916	8,080	7,483
2,781	2,938	9,917
2,241	2,308	3,833
6,157	4,860	8,773
3,004	2,496	9,744
13,173	2,116	71,623
3,134	346	16,684
5,971	5,969	5,989
14,643	9,883	25,736
894,986	776,566	1,815,669
(153,353)	(67,016)	(421,240)
741,633	709,550	1,394,429
849,156	61,463	3,337,165

30,054,960	12,816,104	6,534,462
—	—	—
(11,959,278)	14,241,327	35,622,599
—	—	—
18,095,682	27,057,431	42,157,061
$18,944,838	$27,118,894	$45,494,226
$1,511	$—	$12,704

21

Statements of Changes in Net Assets

	Touchstone
	Capital
	Growth Fund
	For the
	Six Months
	Ended
	December 31,	For the Year
	2013	Ended
	(Unaudited)	June 30,2013
From Operations
Net investment income	$14,698	$173,556
Net realized gains on investments and foreign currency transactions	11,681,411	18,725,481
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	25,310,984	5,878,081
Change in Net Assets from Operations	37,007,093	24,777,118

Distributions to Shareholders from:
Net investment income, Class A	—	—
Net investment income, Class C	—	—	(A)
Net investment income, Class Y	(104,218)	(218,564)
Net investment income, Institutional Class	(105)	(68)
Net realized gains, Class A	—	—
Net realized gains, Class C	—	—
Net realized gains, Class Y	—	—
Net realized gains, Institutional Class	—	—
Total Distributions	(104,323)	(218,632)

Net Increase (Decrease) from Share Transactions(B)	(8,276,130)	(17,375,158)

Total Increase in Net Assets	28,626,640	7,183,328

Net Assets
Beginning of period	172,485,651	165,302,323
End of period	$201,112,291	$172,485,651

Accumulated Net Investment Income (Loss)	$(22,103)	$67,522

(A) Amount rounds to less than $0.50.

(B) For details on share transactions, by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 26-28.

See accompanying Notes to Financial Statements.

22

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone
International		Mid Cap
Small Cap Fund		Value Opportunities Fund
For the		For the
Six Months		Six Months
Ended		Ended
December 31,	For the Year	December 31,	For the Year
2013	Ended	2013	Ended
(Unaudited)	June 30,2013	(Unaudited)	June 30,2013

$446,327	$1,766,215	$849,156	$1,781,773
4,081,431	2,960,500	30,054,960	19,380,415
16,769,781	17,012,490	(11,959,278)	6,794,557
21,297,539	21,739,205	18,944,838	27,956,745

(44,598)	(5,381)	(63,907)	(14,855)
(1,662)	(22)	(3,425)	(17)
(1,419,428)	(1,271,067)	(591,960)	(845,877)
(442,867)	(249,360)	(184,433)	(390,985)
—	—	(1,754,648)	(252,628)
—	—	(138,473)	(435)
—	—	(13,747,412)	(10,540,601)
—	—	(3,981,668)	(5,173,566)
(1,908,555)	(1,525,830)	(20,465,926)	(17,218,964)

10,422,611	1,821,419	41,673,654	6,937,651

29,811,595	22,034,794	40,152,566	17,675,432

106,858,897	84,824,103	118,256,062	100,580,630
$136,670,492	$106,858,897	$158,408,628	$118,256,062

$(661,051)	$801,177	$5,431	$—

23

Statements of Changes in Net Assets (Continued)

	Touchstone Small Cap		Touchstone
	Value Opportunities Fund		Value Fund
	For the		For the
	Six Months		Six Months
	Ended		Ended
	December 31,	For the	December 31,	For the
	2013	Year Ended	2013	Year Ended
	(Unaudited)	June 30, 2013	(Unaudited)	June 30, 2013
From Operations
Net investment income	$61,463	$817,524	$3,337,165	$6,260,187
Net realized gains on investments	12,816,104	20,108,352	6,534,462	33,676,826
Net change in unrealized appreciation (depreciation) on investments	14,241,327	742,439	35,622,599	16,063,683
Change in Net Assets from Operations	27,118,894	21,668,315	45,494,226	56,000,696

Distributions to Shareholders from:
Net investment income, Class A	(3,917)	(21,532)	(452,605)	(741,258)
Net investment income, Class C	—	—	(15,043)	(25,816)
Net investment income, Class Y	(336,256)	(534,115)	(939,906)	(1,911,954)
Net investment income, Institutional Class	(31,299)	(38,047)	(1,942,521)	(3,581,840)
Net realized gains, Class A	(313,414)	(411,110)	—	(1,261,426)
Net realized gains, Class C	(14,880)	(276)	—	(80,161)
Net realized gains, Class Y	(17,996,689)	(8,672,644)	—	(3,086,060)
Net realized gains, Institutional Class	(1,318,126)	(738,390)	—	(5,131,975)
Total Distributions	(20,014,581)	(10,416,114)	(3,350,075)	(15,820,490)

Net Increase (Decrease) from Share Transactions(A)	19,053,942	2,863,294	(15,012,450)	180,083,499

Total Increase in Net Assets	26,158,255	14,115,495	27,131,701	220,263,705

Net Assets
Beginning of period	106,024,639	91,909,144	342,845,555	122,581,850
End of period	$132,182,894	$106,024,639	$369,977,256	$342,845,555
Accumulated Net Investment Income (Loss)	$(8,259)	$301,750	$(12,910)	$—

(A) For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity in pages 29-30.

See accompanying Notes to Financial Statements.

24

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25

Statements of Changes in Net Assets - Capital Stock Activity

	Touchstone Capital Growth Fund
	For the Six Months
	Ended		For the
	December 31, 2013		Year Ended
	(Unaudited)		June 30, 2013
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares sold	37,415	$982,399	54,764	$1,158,223
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	(15,111)	(353,252)	(33,765)	(711,164)
Change in Net Assets from Class A Share Transactions	22,304	629,147	20,999	447,059
Class C
Proceeds from Shares sold	1,229	29,821	2,045	44,317
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	(1)	(15)	—	—
Change in Net Assets from Class C Share Transactions	1,228	29,806	2,045	44,317
Class Y
Proceeds from Shares sold	72,661	1,813,142	282,019	6,131,148
Reinvestment of distributions	3,668	98,960	10,235	209,920
Cost of Shares redeemed	(432,467)	(10,852,097)	(1,131,710)	(24,100,893)
Change in Net Assets from Class Y Share Transactions	(356,138)	(8,939,995)	(839,456)	(17,759,825)
Institutional Class
Proceeds from Shares sold	383	10,000	934	18,816
Reinvestment of distributions	3	91	3	68
Cost of Shares redeemed	(208)	(5,179)	(6,191)	(125,593)
Change in Net Assets from Institutional Class Share Transactions	178	4,912	(5,254)	(106,709)
Net Increase (Decrease) from Share Transactions	$(332,428)	$(8,276,130)	(821,666)	$(17,375,158)

See accompanying Notes to Financial Statements.

26

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone International Small Cap Fund
For the Six Months
Ended		For the
December 31, 2013		Year Ended
(Unaudited)		June 30, 2013
Shares	Dollars	Shares	Dollars

191,899	$2,698,573	26,602	$315,859
2,877	41,895	357	4,133
(3,139)	(42,212)	(7,570)	(91,704)
191,637	2,698,256	19,389	228,288

7,854	111,142	582	7,074
115	1,662	2	22
(80)	(1,108)	(275)	(3,147)
7,889	111,696	309	3,949

97,791	1,369,719	116,715	1,459,632
92,341	1,375,877	103,876	1,225,021
(360,699)	(5,094,212)	(967,013)	(11,575,060)
(170,567)	(2,348,616)	(746,422)	(8,890,407)

1,032,524	14,140,956	1,333,832	15,915,712
29,603	442,867	20,975	248,348
(329,743)	(4,622,548)	(466,601)	(5,684,471)
732,384	9,961,275	888,206	10,479,589
761,343	$10,422,611	161,482	$1,821,419

27

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Mid Cap Value Opportunities Fund
	For the Six Months
	Ended		For the
	June 30, 2013		Year Ended
	(Unaudited)		June 30, 2013
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares sold	1,239,936	$12,273,478	378,106	$3,377,789
Reinvestment of distributions	193,859	1,717,418	27,708	209,648
Cost of Shares redeemed	(316,541)	(3,164,642)	(106,496)	(895,744)
Change in Net Assets from Class A Share Transactions	1,117,254	10,826,254	299,318	2,691,693
Class C
Proceeds from Shares sold	111,159	1,100,279	18,556	166,338
Reinvestment of distributions	12,683	111,058	60	452
Cost of Shares redeemed	(14,711)	(148,800)	(583)	(5,296)
Change in Net Assets from Class C Share Transactions	109,131	1,062,537	18,033	161,494
Class Y
Proceeds from Shares sold	3,362,744	33,239,034	1,098,206	9,707,354
Reinvestment of distributions	1,529,256	13,643,059	1,463,395	11,127,631
Cost of Shares redeemed	(1,476,533)	(14,401,941)	(1,291,652)	(11,143,689)
Change in Net Assets from Class Y Share Transactions	3,415,467	32,480,152	1,269,949	9,691,296
Institutional Class
Proceeds from Shares sold	431,549	4,156,875	1,037,811	8,742,179
Reinvestment of distributions	107,775	961,646	141,150	1,073,105
Cost of Shares redeemed	(782,233)	(7,813,810)	(1,825,101)	(15,422,116)
Change in Net Assets from Institutional Class Share Transactions	(242,909)	(2,695,289)	(646,140)	(5,606,832)
Net Increase (Decrease) from Share Transactions	4,398,943	$41,673,654	941,160	$6,937,651

See accompanying Notes to Financial Statements.

28

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Small Cap Value Opportunities Fund
For the Six Months
Ended		For the
December 31, 2013		Year Ended
(Unaudited)		June 30, 2013
Shares	Dollars	Shares	Dollars

91,015	$1,829,619	142,142	$2,469,527
16,104	302,907	26,279	413,524
(17,014)	(362,058)	(217,734)	(3,726,829)
90,105	1,770,468	(49,313)	(843,778)

4,134	86,556	1,749	30,000
633	11,799	17	276
(1,845)	(38,766)	—	—
2,922	59,589	1,766	30,276

188,527	4,120,101	443,625	7,998,195
918,330	18,084,643	555,066	9,051,359
(249,517)	(5,381,708)	(766,392)	(13,741,561)
857,340	16,823,036	232,299	3,307,993

150,493	3,278,046	157,469	2,911,887
67,787	1,349,425	37,917	623,558
(191,963)	(4,226,622)	(180,985)	(3,166,642)
26,317	400,849	14,401	368,803
976,684	$19,053,942	199,153	$2,863,294

29

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Value Fund
	For the Six Months
	Ended		For the Year
	December 31, 2013		Ended
	(Unaudited)		June 30, 2013
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares sold	435,753	$3,704,541	2,686,402	$19,925,893
Proceeds from Shares issued in connection with merger(A)	—	—	4,934,586	35,709,582
Reinvestment of distributions	40,790	367,112	223,431	1,614,615
Cost of Shares redeemed	(667,618)	(5,783,282)	(1,413,277)	(10,625,867)
Change in Net Assets from Class A Share Transactions	(191,075)	(1,711,629)	6,431,142	46,624,223
Class C
Proceeds from Shares issued	58,239	497,899	57,700	426,590
Proceeds from Shares issued in connection with merger(A)	—	—	380,586	2,753,770
Reinvestment of distributions	931	8,379	8,642	61,616
Cost of Shares redeemed	(35,807)	(310,074)	(70,172)	(522,176)
Change in Net Assets from Class C Share Transactions	23,363	196,204	376,756	2,719,800
Class Y
Proceeds from Shares sold	848,138	7,317,921	2,825,877	21,698,663
Proceeds from Shares issued in connection with merger(A)	—	—	25,947,803	188,290,146
Reinvestment of distributions	73,198	660,980	597,448	4,288,083
Cost of Shares redeemed	(1,716,949)	(14,672,936)	(24,403,044)	(178,396,079)
Change in Net Assets from Class Y Share Transactions	(795,613)	(6,694,035)	4,968,084	35,880,813
Institutional Class
Proceeds from Shares sold	1,669,891	14,268,197	26,603,580	194,446,619
Reinvestment of distributions	183,877	1,656,734	970,333	7,016,860
Cost of Shares redeemed	(2,683,927)	(22,727,921)	(14,289,720)	(106,604,816)
Change in Net Assets from Institutional Class Share Transactions	(830,159)	(6,802,990)	13,284,193	94,858,663
Net Increase (Decrease) from Share Transactions	(1,793,484)	$(15,012,450)	$25,060,175	$180,083,499

(A)See Note 9 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

30

Financial Highlights

Touchstone Capital Growth Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

	Six Months			Three
	Ended		Year	Months
	December 31,		Ended	Ended
	2013		June 30,	June 30,		Year Ended March 31,
	(Unaudited)		2013	2012		2012		2011		2010		2009
Net asset value at beginning of period	$21.86		$18.96	$20.49		$18.95		$15.98		$11.01		$18.69
Income (loss) from investment operations:
Net investment income (loss)(A)	(0.03)		(0.03)	—	(B)	(0.03)		(0.01)		—		(0.01)
Net realized and unrealized gains (losses) on investments	4.78		2.93	(1.53)		1.57		2.98		4.98		(7.67)
Total from investment operations	4.75		2.90	(1.53)		1.54		2.97		4.98		(7.68)
Distributions from:
Net investment income	—		—	—		—		—		(0.01)		—
Net asset value at end of period	$26.61		$21.86	$18.96		$20.49		$18.95		$15.98		$11.01
Total return(C)	21.73	%(D)	15.30%	(7.47	)%(D)	8.13%		18.59%		45.22%		(41.09)%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,937		$1,937	$559		$705		$1,111		$1,066		$1,700
Ratio to average net assets:
Net expenses	1.25	%(E)	1.25%	1.23	%(E)	1.14%		1.23%		1.36%		1.50%
Gross expenses	3.34	%(E)	3.43%	7.09	%(E)	2.93	%(F)	2.70	%(F)	0.36	%(F)	2.44	%(F)
Net investment income (loss)	(0.23	)%(E)	(0.15%)	0.01	%(E)	(0.15%)		(0.07%)		0.01%		(0.06%)
Portfolio turnover rate	17	%(D)	38%	6	%(D)	27%		33%		99%		161%

Touchstone Capital Growth Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Year	Period
December 31,	Ended	Ended
2013	June 30,	June 30,
(Unaudited)	2013	2012(G)
Net asset value at beginning of period	$21.66	$18.93	$20.06
Income (loss) from investment operations:
Net investment loss(A)	(0.12)	(0.19)	(0.03)
Net realized and unrealized gains (losses) on investments	4.74	2.92	(1.09)
Total from investment operations	4.62	2.73	(1.12)
Distributions from:
Net investment income	—	—	(B)	(0.01)
Net asset value at end of period	$26.28	$21.66	$18.93
Total return(C)	21.33	%(D)	14.42%	(5.59	%)(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$89	$47	$2
Ratio to average net assets:
Net expenses	2.00	%(E)	2.00%	2.00	%(E)
Gross expenses	9.29	%(E)	23.11%	962.52	%(E)
Net investment loss	(0.98	%)(E)	(0.90%)	(0.76	%)(E)
Portfolio turnover rate	17	%(D)	38%	6	%(D)

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the Former Adviser paid these expenses on behalf of the Funds. Had the Former Adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010 and 2009.
(G)	The Fund began issuing Class C shares on April 12, 2012.

See accompanying Notes to Financial Statements.

31

Financial Highlights (Continued)

Touchstone Capital Growth Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Six Months			Three
	Ended		Year	Months
	December 31,		Ended	Ended
	2013		June 30,	June 30,		Year Ended March 31,
	(Unaudited)		2013	2012		2012		2011		2010		2009
Net asset value at beginning of period	$22.26		$19.29	$20.83		$19.24		$16.21		$11.18		$18.91
Income (loss) from investment operations:
Net investment income(A)	—	(B)	0.02	0.01		0.02		0.03		0.04		0.02
Net realized and unrealized gains (losses) on investments	4.87		2.98	(1.55)		1.59		3.04		5.05		(7.75)
Total from investment operations	4.87		3.00	(1.54)		1.61		3.07		5.09		(7.73)
Distributions from:
Net investment income	(0.01)		(0.03)	—	(B)	(0.02)		(0.04)		(0.05)		—
Return of capital	—		—	—		—		—		(0.01)		—
Total distributions	(0.01)		(0.03)	—		(0.02)		(0.04)		(0.06)		—
Net asset value at end of period	$27.12		$22.26	$19.29		$20.83		$19.24		$16.21		$11.18
Total return	21.90	%(C)	15.61%	(7.42	%)(C)	8.39%		18.93%		45.52%		(40.88%)
Ratios and supplemental data:
Net assets at end of period (000's)	$199,011		$171,277	$164,589		$182,828		$188,671		$178,941		$136,809
Ratio to average net assets:
Net expenses	1.00	%(D)	1.00%	0.98	%(D)	0.89%		0.98%		1.08%		1.25%
Gross expenses	1.09	%(D)	1.14%	1.27	%(D)	1.30	%(E)	1.32	%(E)	1.44	%(E)	1.61	%(E)
Net investment income	0.02	%(D)	0.10%	0.26	%(D)	0.13%		0.18%		0.27%		0.14%
Portfolio turnover rate	17	%(C)	38%	6	%(C)	27%		33%		99%		161%

Touchstone Capital Growth Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Six Months			Three
	Ended		Year	Months
	December 31,		Ended	Ended
	2013		June 30,	June 30,		Year Ended March 31,
	(Unaudited)		2013	2012		2012		2011		2010		2009
Net asset value at beginning of period	$22.40		$19.38	$20.95		$19.35		$16.31		$11.25		$18.96
Income (loss) from investment operations:
Net investment income(A)	0.02		0.04	0.02		0.04		0.05		0.06		0.19
Net realized and unrealized gains (losses) on investments	4.90		3.00	(1.58)		1.60		3.04		5.07		(7.90)
Total from investment operations	4.92		3.04	(1.56)		1.64		3.09		5.13		(7.71)
Distributions from:
Net investment income	(0.04)		(0.02)	(0.01)		(0.04)		(0.05)		(0.05)		—
Return of capital	—		—	—		—		—		(0.02)		—
Total distributions	(0.04)		(0.02)	(0.01)		(0.04)		(0.05)		(0.07)		—
Net asset value at end of period	$27.28		$22.40	$19.38		$20.95		$19.35		$16.31		$11.25
Total return	21.96	%(C)	15.71%	(7.44	%)(C)	8.51%		18.99%		45.69%		(40.66%)
Ratios and supplemental data:
Net assets at end of period (000's)	$75		$58	$152		$14,636		$19,423		$26,977		$1,610
Ratio to average net assets:
Net expenses	0.90	%(D)	0.90%	0.88	%(D)	0.79%		0.88%		0.90%		0.95%
Gross expenses	27.57	%(D)	24.29%	1.83	%(D)	0.90	%(E)	0.85	%(E)	0.79	%(E)	8.98	%(E)
Net investment income	0.12	%(D)	0.20%	0.36	%(D)	0.20%		0.28%		0.41%		1.74%
Portfolio turnover rate	17	%(C)	38%	6	%(C)	27%		33%		99%		161%

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Not annualized.
(D)	Annualized.
(E)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the Former Adviser paid these expenses on behalf of the Funds. Had the Former Adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010 and 2009.

See accompanying Notes to Financial Statements.

32

Financial Highlights (Continued)

Touchstone International Small Cap Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

	Six Months			Three
	Ended		Year	Months
	December 31,		Ended	Ended
	2013		June 30,	June 30,		Year Ended March 31,
	(Unaudited)		2013	2012		2012		2011		2010		2009
Net asset value at beginning of period	$12.58		$10.21	$11.12		$11.88		$9.25		$6.25		$9.61
Income (loss) from investment operations:
Net investment income (loss)	—	(A)	0.11	0.09	(B)	0.03	(B)	(0.10	)(B)	(0.08	)(B)	(0.03	)(B)
Net realized and unrealized gains (losses) on investments	2.34		2.43	(0.90)		(0.84)		2.73		3.09	(C)	(3.33	)(C)
Total from investment operations	2.34		2.54	(0.81)		(0.81)		2.63		3.01		(3.36)
Distributions from:
Net investment income	(0.21)		(0.17)	(0.10)		(0.15)		—		(0.01)		—
Capital contribution	—		—	—		0.20	(D)	—		—		—
Net asset value at end of period	$14.71		$12.58	$10.21		$11.12		$11.88		$9.25		$6.25
Total return(E)	18.61	%(F)	24.99%	(7.28	%)(F)	(4.96	%)(D)	28.43%		48.12	%(C)	(34.96	%)(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$3,391		$489	$199		$143		$207		$918		$720
Ratio to average net assets:
Net expenses	1.55	%(G)	1.55%	1.55	%(G)	1.55%		1.55%		1.55%		1.36%
Gross expenses	3.14	%(G)	7.77%	19.37	%(G)	10.50	%(H)	3.23	%(H)	0.44	%(H)	4.20	%(H)
Net investment income (loss)	0.37	%(G)	1.41%	3.36	%(G)	0.26%		(1.02%)		(0.97%)		(0.32%)
Portfolio turnover rate	33	%(F)	79%	21	%(F)	207%		152%		172%		290%

(A)	Less than $0.005 per share.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.
(D)	Impact of one time distribution of settlement funds from the Bank of America Fair Fund. If the distribution had not occurred the total return would have been lower.
(E)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(F)	Not annualized.
(G)	Annualized.
(H)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the Former Adviser paid these expenses on behalf of the Funds. Had the Former Adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010 and 2009.

See accompanying Notes to Financial Statements.

33

Financial Highlights (Continued)

Touchstone International Small Cap Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Year	Period
	December 31,		Ended	Ended
	2013		June 30,	June 30,
	(Unaudited)		2013	2012(A)
Net asset value at beginning of period	$12.54		$10.19	$10.94
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.14	0.05	(B)
Net realized and unrealized gains (losses) on investments	2.29		2.31	(0.69)
Total from investment operations	2.28		2.45	(0.64)
Distributions from:
Net investment income	(0.20)		(0.10)	(0.11)
Net asset value at end of period	$14.62		$12.54	$10.19
Total return(C)	18.20	%(D)	24.08%	(5.84	%)(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$123		$7	$2
Ratio to average net assets:
Net expenses	2.30	%(E)	2.30%	2.30	%(E)
Gross expenses	16.19	%(E)	94.29%	968.58	%(E)
Net investment income (loss)	(0.38	%)(E)	0.66%	2.12	%(E)
Portfolio turnover rate	33	%(D)	79%	21	%(D)

(A)	The Fund began issuing Class C shares on April 12, 2012.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.

See accompanying Notes to Financial Statements.

34

Financial Highlights (Continued)

Touchstone International Small Cap Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Six Months			Three
	Ended		Year	Months
	December 31,		Ended	Ended
	2013		June 30,	June 30,		Year Ended March 31,
	(Unaudited)		2013	2012		2012		2011		2010		2009
Net asset value at beginning of period	$12.84		$10.40	$11.32		$12.14		$9.44		$6.37		$9.78
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.21	0.10	(A)	0.07	(A)	(0.08	)(A)	(0.05	)(A)	—	(A)
Net realized and unrealized gains(losses) on investments	2.37		2.40	(0.92)		(0.88)		2.80		3.14	(B)	(3.41	)(B)
Total from investment operations	2.42		2.61	(0.82)		(0.81)		2.72		3.09		(3.41)
Distributions from:
Net investment income	(0.21)		(0.17)	(0.10)		(0.21)		(0.02)		(0.02)		—
Capital contribution	—		—	—		0.20	(C)	—		—		—
Net asset value at end of period	$15.05		$12.84	$10.40		$11.32		$12.14		$9.44		$6.37
Total return	18.77	%(D)	25.38%	(7.22	%)(D)	(4.81	%)(C)	28.82%		48.56	%(B)	(34.87	%)(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$103,062		$90,125	$80,754		$90,029		$118,679		$107,478		$79,518
Ratio to average net assets:
Net expenses	1.23	%(E)	1.24%	1.30	%(E)	1.30%		1.30%		1.30%		1.10%
Gross expenses	1.46	%(E)	1.53%	1.74	%(E)	1.69	%(F)	1.59	%(F)	1.74	%(F)	1.75	%(F)
Net investment income (loss)	0.69	%(E)	1.71%	3.61	%(E)	0.60%		(0.80%)		(0.65%)		(0.01%)
Portfolio turnover rate	33	%(D)	79%	21	%(D)	207%		152%		172%		290%

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.
(C)	Impact of one time distribution of settlement funds from the Bank of America Fair Fund. If the distribution had not occurred the total return would have been lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the Former Adviser paid these expenses on behalf of the Funds. Had the Former Adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010 and 2009.

See accompanying Notes to Financial Statements.

35

Financial Highlights (Continued)

Touchstone International Small Cap Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Six Months			Three
	Ended		Year	Months
	December 31,		Ended	Ended
	2013		June 30,	June 30,		Year Ended March 31,
	(Unaudited)		2013	2012		2012		2011		2010		2009
Net asset value at beginning of period	$12.90		$10.45	$11.37		$12.20		$9.49		$6.39		$9.80
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.23	0.10	(A)	0.13	(A)	(0.06	)(A)	(0.03	)(A)	(0.02	)(A)
Net realized and unrealized gains (losses) on investments	2.38		2.42	(0.91)		(0.93)		2.81		3.16	(B)	(3.39	)(B)
Total from investment operations	2.45		2.65	(0.81)		(0.80)		2.75		3.13		(3.41)
Distributions from:
Net investment income	(0.23)		(0.20)	(0.11)		(0.24)		(0.04)		(0.03)		—
Capital contribution	—		—	—		0.21	(C)	—		—		—
Net asset value at end of period	$15.12		$12.90	$10.45		$11.37		$12.20		$9.49		$6.39
Total return	18.93	%(D)	25.59%	(7.13	%)(D)	(4.55	%)(C)	29.00%		49.05	%(B)	(34.80	%)(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$30,095		$16,238	$3,869		$6,288		$1,173		$3,168		$11,923
Ratio to average net assets:
Net expenses	1.05	%(E)	1.05%	1.05	%(E)	1.05%		1.05%		1.05%		1.06%
Gross expenses	1.35	%(E)	1.50%	2.05	%(E)	1.46	%(F)	2.22	%(F)	1.14	%(F)	18.23	%(F)
Net investment income (loss)	0.87	%(E)	1.90%	3.86	%(E)	1.15%		(0.61%)		(0.35%)		(0.32%)
Portfolio turnover rate	33	%(D)	79%	21	%(D)	207%		152%		172%		290%

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.
(C)	Impact of one time distribution of settlement funds from the Bank of America Fair Fund. If the distribution had not occurred the total return would have been lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the Former Adviser paid these expenses on behalf of the Funds. Had the Former Adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010 and 2009.

See accompanying Notes to Financial Statements.

36

Financial Highlights (Continued)

Touchstone Mid Cap Value Opportunities Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Three
Ended	Year	Months
December 31,	Ended	Ended
2013	June 30,	June 30,	Year Ended March 31,
(Unaudited)	2013	2012	2012	2011	2010	2009
Net asset value at beginning of period	$9.21	$8.46	$9.01	$9.42	$7.86	$5.61	$8.69
Income (loss) from investment operations:
Net investment income	0.03	0.12	(A)	0.01	(A)	0.03	(A)	0.04	(A)	0.03	(A)	0.02	(A)
Net realized and unrealized gains (losses) on investments	1.22	2.17	(0.21	)(B)	0.14	1.54	2.24	(3.07)
Total from investment operations	1.25	2.29	(0.20)	0.17	1.58	2.27	(3.05)
Distributions from:
Net investment income	(0.04)	(0.08)	(0.05)	(0.03)	(0.02)	(0.02)	(0.03)
Realized capital gains	(1.25)	(1.46)	(0.30)	(0.55)	—	—	—
Total distributions	(1.29)	(1.54)	(0.35)	(0.58)	(0.02)	(0.02)	(0.03)
Net asset value at end of period	$9.17	$9.21	$8.46	$9.01	$9.42	$7.86	$5.61
Total return(C)	14.13	%(D)	31.36%	(2.21	%)(D)	2.54%	20.14%	40.41%	(35.07%)
Ratios and supplemental data:
Net assets at end of period (000's)	$14,514	$4,292	$1,412	$1,512	$4,234	$5,408	$5,304
Ratio to average net assets:
Net expenses	1.29	%(E)	1.29%	1.31	%(E)	1.40%	1.40%	1.40%	1.40%
Gross expenses	1.60	%(E)	2.56%	3.93	%(E)	2.34	%(F)	2.10	%(F)	1.94	%(F)	2.53	%(F)
Net investment income	0.85	%(E)	1.43%	0.55	%(E)	0.32%	0.53%	0.36%	0.29%
Portfolio turnover rate	152	%(D)	102%	20	%(D)	101%	89%	125%	163%

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	For the period ended June 30, 2012, the Fund received a corporate action payment that resulted in a one-time increase to realized gains. If the corporate action event had not occurred, the net realized and unrealized gains (losses) per share would have been lower by approximately $0.05 per share.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the Former Adviser paid these expenses on behalf of the Funds. Had the Former Adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010 and 2009.

See accompanying Notes to Financial Statements.

37

Financial Highlights (Continued)

Touchstone Mid Cap Value Opportunities Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Year	Period
December 31,	Ended	Ended
2013	June 30,	June 30,
(Unaudited)	2013	2012(A)
Net asset value at beginning of period	$9.15	$8.44	$8.76
Income (loss) from investment operations:
Net investment income (loss)	0.01	0.06	(B)	(—	)(B)(C)
Net realized and unrealized gains on
investments	1.19	2.16	0.04	(D)
Total from investment operations	1.20	2.22	0.04
Distributions from:
Net investment income	(0.03)	(0.05)	(0.06)
Realized capital gains	(1.25)	(1.46)	(0.30)
Total distributions	(1.28)	(1.51)	(0.36)
Net asset value at end of period	$9.07	$9.15	$8.44
Total return(E)	13.63	%(F)	30.37%	0.46	%(F)
Ratios and supplemental data:
Net assets at end of period (000's)	$1,156	$168	$3
Ratio to average net assets:
Net expenses	2.04	%(G)	2.04%	2.04	%(G)
Gross expenses	3.03	%(G)	19.56%	931.83	%(G)
Net investment income (loss)	0.10	%(G)	0.68%	(0.21	%)(G)
Portfolio turnover rate	152	%(F)	102%	20	%(F)

(A)	The Fund began issuing Class C shares on April 12, 2012.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Less than $0.005 per share.
(D)	For the period ended June 30, 2012, the Fund received a corporate action payment that resulted in a one-time increase to realized gains. If the corporate action event had not occurred, the net realized and unrealized gains (losses) per share would have been lower by approximately $0.05 per share.
(E)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(F)	Not annualized.
(G)	Annualized.

See accompanying Notes to Financial Statements.

38

Financial Highlights (Continued)

Touchstone Mid Cap Value Opportunities Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Three
Ended	Year	Months
December 31,	Ended	Ended
2013	June 30,	June 30,	Year Ended March 31,
(Unaudited)	2013	2012	2012	2011	2010	2009(A)
Net asset value at beginning of period	$9.25	$8.50	$9.04	$9.50	$7.92	$5.65	$6.02
Income (loss) from investment operations:
Net investment income	0.05	0.15	(B)	0.02	(B)	0.07	(B)	0.07	(B)	0.05	(B)	0.07	(B)
Net realized and unrealized gains (losses) on investments	1.23	2.16	(0.21	)(C)	0.12	1.56	2.26	(0.41)
Total from investment operations	1.28	2.31	(0.19)	0.19	1.63	2.31	(0.34)
Distributions from:
Net investment income	(0.05)	(0.10)	(0.05)	(0.10)	(0.05)	(0.04)	(0.03)
Realized capital gains	(1.25)	(1.46)	(0.30)	(0.55)	—	—	—
Total distributions	(1.30)	(1.56)	(0.35)	(0.65)	(0.05)	(0.04)	(0.03)
Net asset value at end of period	$9.23	$9.25	$8.50	$9.04	$9.50	$7.92	$5.65
Total return	14.38	%(D)	31.46%	(2.02	%)(D)	2.77%	20.59%	40.90%	(5.60%)
Ratios and supplemental data:
Net assets at end of period (000's)	$113,150	$81,869	$64,371	$68,366	$76,756	$76,965	$60,618
Ratio to average net assets:
Net expenses	1.00	%(E)	1.02%	1.05	%(E)	1.12%	1.12%	1.12%	1.12%
Gross expenses	1.17	%(E)	1.24%	1.38	%(E)	1.36	%(F)	1.37	%(F)	1.38	%(F)	3.20	%(F)
Net investment income	1.14	%(E)	1.70%	0.81	%(E)	0.83%	0.80%	0.64%	1.29%
Portfolio turnover rate	152	%(D)	102%	20	%(D)	101%	89%	125%	163%

(A)	Class commenced operations on December 9, 2008.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	For the period ended June 30, 2012, the Fund received a corporate action payment that resulted in a one-time increase to realized gains. If the corporate action event had not occurred, the net realized and unrealized gains (losses) per share would have been lower by approximately $0.05 per share.
(D)	Not annualized.
(E)	Annualized.
(F)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the Former Adviser paid these expenses on behalf of the Funds. Had the Former Adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010 and 2009.

See accompanying Notes to Financial Statements.

39

Financial Highlights (Continued)

Touchstone Mid Cap Value Opportunities Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Three
Ended	Year	Months
December 31,	Ended	Ended
2013	June 30,	June 30,	Year Ended March 31,
(Unaudited)	2013	2012	2012	2011	2010	2009
Net asset value at beginning of period	$9.25	$8.49	$9.03	$9.49	$7.92	$5.65	$8.72
Income (loss) from investment operations:
Net investment income	0.07	0.16	(A)	0.02	(A)	0.08	(A)	0.08	(A)	0.06	(A)	0.05	(A)
Net realized and unrealized gains (losses) on investments	1.21	2.17	(0.20	)(B)	0.12	1.55	2.25	(3.08)
Total from investment operations	1.28	2.33	(0.18)	0.20	1.63	2.31	(3.03)
Distributions from:
Net investment income	(0.06)	(0.11)	(0.06)	(0.11)	(0.06)	(0.04)	(0.04)
Realized capital gains	(1.25)	(1.46)	(0.30)	(0.55)	—	—	—
Total distributions	(1.31)	(1.57)	(0.36)	(0.66)	(0.06)	(0.04)	(0.04)
Net asset value at end of period	$9.22	$9.25	$8.49	$9.03	$9.49	$7.92	$5.65
Total return	14.35	%(C)	31.77%	(1.99	%)(C)	2.91%	20.61%	41.01%	(34.81%)
Ratios and supplemental data:
Net assets at end of period (000's)	$29,587	$31,927	$34,795	$103,016	$205,410	$171,807	$57,430
Ratio to average net assets:
Net expenses	0.89	%(D)	0.89%	0.91	%(D)	1.00%	1.00%	1.00%	1.00%
Gross expenses	1.14	%(D)	1.18%	1.22	%(D)	1.08	%(E)	1.06	%(E)	1.06	%(E)	1.18	%(E)
Net investment income	1.25	%(D)	1.83%	0.96	%(D)	0.85%	0.91%	0.82%	0.58%
Portfolio turnover rate	152	%(C)	102%	20	%(C)	101%	89%	125%	163%

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	For the period ended June 30, 2012, the Fund received a corporate action payment that resulted in a one-time increase to realized gains. If the corporate action event had not occurred, the net realized and unrealized gains (losses) per share would have been lower by approximately $0.05 per share.
(C)	Not annualized.
(D)	Annualized.
(E)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the Former Adviser paid these expenses on behalf of the Funds. Had the Former Adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010 and 2009.

See accompanying Notes to Financial Statements.

40

Financial Highlights (Continued)

Touchstone Small Cap Value Opportunities Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months	Three
Ended	Year	Months
December 31,	Ended	Ended
2013	June 30,	June 30,	Year Ended March 31,
(Unaudited)	2013	2012	2012	2011	2010	2009
Net asset value at beginning of period	$18.75	$16.97	$18.08	$19.06	$16.43	$11.05	$19.43
Income (loss) from investment operations:
Net investment income (loss)	(0.05)	0.09	(A)	(0.01)	(0.06	)(A)	(0.08	)(A)	(0.01	)(A)	(—	)(A)(B)
Net realized and unrealized gains (losses) on investments	4.65	3.66	(0.57)	0.04	2.71	5.39	(6.66	)(C)
Total from investment operations	4.60	3.75	(0.58)	(0.02)	2.63	5.38	(6.66)
Distributions from:
Net investment income	(0.02)	(0.09)	—	—	—	—	(0.02)
Realized capital gains	(3.64)	(1.88)	(0.53)	(0.96)	—	—	(1.70)
Total distributions	(3.66)	(1.97)	(0.53)	(0.96)	—	—	(1.72)
Net asset value at end of period	$19.69	$18.75	$16.97	$18.08	$19.06	$16.43	$11.05
Total return(D)	25.44	%(E)	24.31%	(3.09	%)(E)	0.60%	16.01%	48.71%	(34.71	)%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$3,149	$1,309	$2,023	$2,251	$3,068	$4,815	$2,160
Ratio to average net assets:
Net expenses	1.50	%(F)	1.50%	1.50	%(F)	1.50%	1.50%	1.50%	1.53%
Gross expenses	2.87	%(F)	2.46%	3.31	%(F)	2.27	%(G)	2.10	%(G)	1.47	%(G)	3.25	%(G)
Net investment income (loss)	(0.22	%)(F)	0.53%	(0.16	%)(F)	(0.34%)	(0.46%)	(0.08%)	(0.01%)
Portfolio turnover rate	39	%(E)	95%	18	%(E)	49%	55%	83%	140%

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.
(D)	Total return shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.
(G)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the Former Adviser paid these expenses on behalf of the Funds. Had the Former Adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010 and 2009.

See accompanying Notes to Financial Statements.

41

Financial Highlights (Continued)

Touchstone Small Cap Value Opportunities Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Year		Period
	December 31,		Ended		Ended
	2013		June 30,		June 30,
	(Unaudited)		2013		2012(A)
Net asset value at beginning of period	$18.69		$16.95		$17.58
Income (loss) from investment operations:
Net investment loss	(0.12)		(0.04	)(B)	(0.03)
Net realized and unrealized gains (losses) on investments	4.62		3.66		(0.07)
Total from investment operations	4.50		3.62		(0.10)
Distributions from:
Realized capital gains	(3.64)		(1.88)		(0.53)
Net asset value at end of period	$19.55		$18.69		$16.95
Total return(C)	25.07	%(D)	23.44%		(0.51	%)(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$95		$36		$2
Ratio to average net assets:
Net expenses	2.25	%(E)	2.25%		2.25	%(E)
Gross expenses	9.52	%(E)	25.27%		942.58	%(E)
Net investment loss	(0.97	%)(E)	(0.22%)		(0.95	%)(E)
Portfolio turnover rate	39	%(D)	95%		18	%(D)

(A)	The Fund began issuing Class C shares on April 12, 2012.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.

See accompanying Notes to Financial Statements.

42

Financial Highlights (Continued)

Touchstone Small Cap Value Opportunities Fund— Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months	Three
Ended	Year	Months
December 31,	Ended	Ended
2013	June 30,	June 30,	Year Ended March 31,
(Unaudited)	2013	2012	2012	2011	2010	2009
Net asset value at beginning of period	$19.45	$17.51	$18.62	$19.55	$16.80	$11.29	$19.76
Income (loss) from investment operations:
Net investment income (loss)	—	(A)	0.15	(B)	0.01	(0.02	)(B)	(0.04	)(B)	0.03	(B)	0.02	(B)
Net realized and unrealized gains (losses) on investments	4.83	3.77	(0.59)	0.05	2.79	5.51	(6.77	)(C)
Total from investment operations	4.83	3.92	(0.58)	0.03	2.75	5.54	(6.75)
Distributions from:
Net investment income	(0.06)	(0.10)	—	—	—	(0.03)	(0.02)
Realized capital gains	(3.64)	(1.88)	(0.53)	(0.96)	—	—	(1.70)
Total distributions	(3.70)	(1.98)	(0.53)	(0.96)	—	(0.03)	(1.72)
Net asset value at end of period	$20.58	$19.45	$17.51	$18.62	$19.55	$16.80	$11.29
Total return	25.68	%(D)	24.68%	(3.05	%)(D)	0.85%	16.37%	49.10%	(34.57	%)(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$119,816	$96,584	$82,861	$87,984	$98,269	$86,737	$55,976
Ratio to average net assets:
Net expenses	1.18	%(E)	1.19%	1.22	%(E)	1.25%	1.25%	1.25%	1.23%
Gross expenses	1.25	%(E)	1.29%	1.40	%(E)	1.27	%(F)	1.26	%(F)	1.30	%(F)	1.37	%(F)
Net investment income (loss)	0.10	%(E)	0.84%	0.12	%(E)	(0.09%)	(0.23%)	0.18%	0.15%
Portfolio turnover rate	39	%(D)	95%	18	%(D)	49%	55%	83%	140%

(A)	Less than $0.005 per share.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.
(D)	Not annualized.
(E)	Annualized.
(F)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the Former Adviser paid these expenses on behalf of the Funds. Had the Former Adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010 and 2009.

See accompanying Notes to Financial Statements.

43

Financial Highlights (Continued)

Touchstone Small Cap Value Opportunities Fund— Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months	Three
Ended	Year	Months
December 31,	Ended	Ended
2013	June 30,	June 30,	Year Ended March 31,
(Unaudited)	2013	2012	2012	2011	2010	2009(A)
Net asset value at beginning of period	$19.62	$17.63	$18.75	$19.65	$16.87	$11.32	$14.28
Income (loss) from investment operations:
Net investment income (loss)	0.01	0.17	(B)	0.01	0.01	(B)	(0.01	)(B)	0.05	(B)	0.02	(B)
Net realized and unrealized gains (losses) on investments	4.87	3.82	(0.60)	0.05	2.79	5.54	(1.26	)(C)
Total from investment operations	4.88	3.99	(0.59)	0.06	2.78	5.59	(1.24)
Distributions from:
Net investment income	(0.07)	(0.12)	—	—	—	(0.04)	(0.02)
Realized capital gains	(3.64)	(1.88)	(0.53)	(0.96)	—	—	(1.70)
Total distributions	(3.71)	(2.00)	(0.53)	(0.96)	—	(0.04)	(1.72)
Net asset value at end of period	$20.79	$19.62	$17.63	$18.75	$19.65	$16.87	$11.32
Total return	25.73	%(D)	24.82%	(3.04	%)(D)	1.00%	16.48%	49.46%	(9.52	%)(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$9,124	$8,096	$7,023	$19,066	$20,119	$26,915	$—
Ratio to average net assets:
Net expenses	1.10	%(E)	1.10%	1.10	%(E)	1.10%	1.10%	1.10%	1.09%
Gross expenses	1.42	%(E)	1.46%	1.60	%(E)	1.18	%(F)	1.18	%(F)	1.16	%(F)	24,873.11	%(F)
Net investment income (loss)	0.18	%(E)	0.93%	0.24	%(E)	0.06%	(0.08%)	0.34%	0.15%
Portfolio turnover rate	39	%(D)	95%	18	%(D)	49%	55%	83%	140%

(A)	Class commenced operations on December 9, 2008.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.
(D)	Not annualized.
(E)	Annualized.
(F)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the Former Adviser paid these expenses on behalf of the Funds. Had the Former Adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010 and 2009.

See accompanying Notes to Financial Statements.

44

Financial Highlights (Continued)

Touchstone Value Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months				Three
	Ended		Year		Months
	December 31,		Ended		Ended
	2013		June 30,		June 30,		Year Ended March 31,
	(Unaudited)		2013		2012		2012		2011		2010		2009
Net asset value at beginning of period	$8.02		$6.95		$7.14		$6.67		$6.17		$4.00		$6.64
Income (loss) from investment operations:
Net investment income	0.07		0.15	(A)	0.03	(A)	0.12	(A)	0.08	(A)	0.09	(A)	0.14	(A)
Net realized and unrealized gains (losses) on investments	1.02		1.30		(0.16)		0.45		0.50		2.17		(2.66)
Total from investment operations	1.09		1.45		(0.13)		0.57		0.58		2.26		(2.52)
Distributions from:
Net investment income	(0.07)		(0.15)		(0.06)		(0.10)		(0.08)		(0.09)		(0.12)
Realized capital gains	—		(0.23)		—		—		—		—		—
Total distributions	(0.07)		(0.38)		(0.06)		(0.10)		(0.08)		(0.09)		(0.12)
Net asset value at end of period	$9.04		$8.02		$6.95		$7.14		$6.67		$6.17		$4.00
Total return(B)	13.60	%(C)	21.56%		(1.83	%)(C)	8.77%		9.59%		57.05%		(38.39%)
Ratios and supplemental data:
Net assets at end of period (000's)	$58,464		$53,433		$1,583		$1,606		$2,325		$2,514		$2,530
Ratio to average net assets:
Net expenses	1.05	%(D)	1.00%		1.20	%(D)	1.20%		1.20%		1.26%		1.35%
Gross expenses	1.37	%(D)	1.51%		3.49	%(D)	1.96	%(E)	2.04	%(E)	1.76	%(E)	2.23	%(E)
Net investment income	1.59	%(D)	1.96%		1.68	%(D)	1.84%		1.31%		1.72%		2.76%
Portfolio turnover rate	9	%(C)	110	%(F)	13	%(C)	15%		13%		25%		17%

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the Former Adviser paid these expenses on behalf of the Funds. Had the Former Adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010 and 2009.
(F)	Portfolio turnover excludes the purchases and sales of the Acquired Fund (see Note 9). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

45

Financial Highlights (Continued)

Touchstone Value Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Year		Period
	December 31,		Ended		Ended
	2013		June 30,		June 30,
	(Unaudited)		2013		2012(A)
Net asset value at beginning of period	$8.02		$6.95		$6.90
Income from investment operations:
Net investment income	0.04		0.09	(B)	0.01	(B)
Net realized and unrealized gains on investments	1.01		1.30		0.10
Total from investment operations	1.05		1.39		0.11
Distributions from:
Net investment income	(0.04)		(0.09)		(0.06)
Realized capital gains	—		(0.23)		—
Total distributions	(0.04)		(0.32)		(0.06)
Net asset value at end of period	$9.03		$8.02		$6.95
Total return(C)	13.08	%(D)	20.62%		1.56	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$3,618		$3,025		$3
Ratio to average net assets:
Net expenses	1.80	%(E)	1.75%		1.95	%(E)
Gross expenses	2.30	%(E)	2.30%		929.36	%(E)
Net investment income	0.84	%(E)	1.21%		0.93	%(E)
Portfolio turnover rate	9	%(D)	110	%(F)	13	%(D)

(A)	The Fund began issuing Class C shares on April 12, 2012.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchases and sales of the Acquired Fund (see Note 9). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

46

Financial Highlights (Continued)

Touchstone Value Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months				Three
	Ended		Year		Months
	December 31,		Ended		Ended
	2013		June 30,		June 30,		Year Ended March 31,
	(Unaudited)		2013		2012		2012		2011		2010		2009
Net asset value at beginning of period	$8.05		$6.97		$7.16		$6.69		$6.19		$4.01		$6.65
Income (loss) from investment operations:
Net investment income	0.08		0.16	(A)	0.03	(A)	0.12	(A)	0.09	(A)	0.10	(A)	0.16	(A)
Net realized and unrealized gains (losses) on investments	1.02		1.32		(0.15)		0.47		0.51		2.19		(2.68)
Total from investment operations	1.10		1.48		(0.12)		0.59		0.60		2.29		(2.52)
Distributions from:
Net investment income	(0.08)		(0.17)		(0.07)		(0.12)		(0.10)		(0.11)		(0.12)
Realized capital gains	—		(0.23)		—		—		—		—		—
Total distributions	(0.08)		(0.40)		(0.07)		(0.12)		(0.10)		(0.11)		(0.12)
Net asset value at end of period	$9.07		$8.05		$6.97		$7.16		$6.69		$6.19		$4.01
Total return	13.69	%(B)	21.91%		(1.69	%)(B)	9.01%		9.86%		57.65%		(38.29%)
Ratios and supplemental data:
Net assets at end of period (000's)	$104,764		$99,398		$51,447		$87,546		$86,659		$88,766		$67,325
Ratio to average net assets:
Net expenses	0.80	%(C)	0.77%		0.95	%(C)	0.95%		0.95%		1.00%		1.10%
Gross expenses	1.00	%(C)	1.09%		1.23	%(C)	1.03	%(D)	1.04	%(D)	1.07	%(D)	1.22	%(D)
Net investment income	1.84	%(C)	2.19%		1.93	%(C)	1.90%		1.58%		1.87%		3.03%
Portfolio turnover rate	9	%(B)	110	%(E)	13	%(B)	15%		13%		25%		17%

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the Former Adviser paid these expenses on behalf of the Funds. Had the Former Adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010 and 2009.
(E)	Portfolio turnover excludes the purchases and sales of the Acquired Fund (see Note 9). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

47

Financial Highlights (Continued)

Touchstone Value Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Six Months				Three
	Ended		Year		Months
	December 31,		Ended		Ended
	2013		June 30,		June 30,		Year Ended March 31,
	(Unaudited)		2013		2012		2012		2011		2010		2009
Net asset value at beginning of period	$8.03		$6.96		$7.15		$6.68		$6.18		$4.01		$6.63
Income (loss) from investment operations:
Net investment income	0.09		0.17	(A)	0.03	(A)	0.13	(A)	0.10	(A)	0.11	(A)	0.17	(A)
Net realized and unrealized gains (losses) on investments	1.02		1.31		(0.16)		0.46		0.51		2.18		(2.66)
Total from investment operations	1.11		1.48		(0.13)		0.59		0.61		2.29		(2.49)
Distributions from:
Net investment income	(0.09)		(0.18)		(0.06)		(0.12)		(0.11)		(0.12)		(0.13)
Realized capital gains	—		(0.23)		—		—		—		—		—
Total distributions	(0.09)		(0.41)		(0.06)		(0.12)		(0.11)		(0.12)		(0.13)
Net asset value at end of period	$9.05		$8.03		$6.96		$7.15		$6.68		$6.18		$4.01
Total return	13.80	%(B)	21.92%		(1.62	%)(B)	9.13%		9.99%		57.64%		(38.06%)
Ratios and supplemental data:
Net assets at end of period (000's)	$203,131		$186,990		$69,549		$33,727		$42,106		$51,274		$44,011
Ratio to average net assets:
Net expenses	0.67	%(C)	0.67%		0.85	%(C)	0.85%		0.85%		0.87%		0.90%
Gross expenses	0.89	%(C)	0.99%		1.09	%(C)	0.88	%(D)	0.89	%(D)	0.90	%(D)	1.02	%(D)
Net investment income	1.97	%(C)	2.29%		2.04	%(C)	2.00%		1.67%		2.01%		3.24%
Portfolio turnover rate	9	%(B)	110	%(E)	13	%(B)	15%		13%		25%		17%

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the Former Adviser paid these expenses on behalf of the Funds. Had the Former Adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010 and 2009.
(E)	Portfolio turnover excludes the purchases and sales of the Acquired Fund (see Note 9). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

48

Notes to Financial Statements

December 31, 2013 (Unaudited)

1. Organization

The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated November 18, 1982. The Trust consists of eighteen funds including the following five funds (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Capital Growth Fund (“Capital Growth Fund”)

Touchstone International Small Cap Fund (“International Small Cap Fund”)

Touchstone Mid Cap Value Opportunities Fund (“Mid Cap Value Opportunities Fund”) Touchstone Small Cap Value Opportunities Fund (“Small Cap Value Opportunities Fund”) Touchstone Value Fund (“Value Fund”)

Each Fund is an open-end, diversified management investment company, with the exception of the Capital Growth Fund and Value Fund, each of which is an open-end, non-diversified management investment company.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are registered to offer the following classes of shares: Class A shares, Class C shares, Class Y shares, and Institutional Class shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Security valuation and fair value measurements — All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of December 31, 2013, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments or Tabular Presentation, which also includes a breakdown of the Fund’s investments by geographic or sector allocation. The Funds did not hold any Level 3 categorized securities during the six months ended December 31, 2013.

49

Notes to Financial Statements (Unaudited) (Continued)

All transfers in and out of the levels are recognized at the value at the end of the period. During the six months ended December 31, 2013, there were no transfers between Levels 1, 2 and 3 for all Funds except as shown in the Portfolio of Investments for the International Small Cap Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are fair valued as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and translated into U.S. dollars using currency exchange rates.

Level 2 Valuation— Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV of the Funds. Any debt securities held by the Funds for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation— Securities held by the Funds that do not have readily available market quotations, or securities for which the available market quotations are not reliable, are priced at their fair values using procedures approved by the Fund’s Board of Trustees.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Investment companies— Certain Funds may invest in securities of other investment companies, including exchange traded funds (“ETFs”), open-end funds, and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index.

50

Notes to Financial Statements (Unaudited) (Continued)

ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the securities loaned plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

As of December 31, 2013, the following Funds loaned securities and received collateral as follows:

	Market	Market
	Value of	Value of
	Securities	Collateral
Fund	Loaned	Received
Capital Growth Fund	$4,447,708	$4,542,285
International Small Cap Fund	4,513,344	4,761,045
Mid Cap Value Opportunities Fund	5,386,956	5,496,576
Small Cap Value Opportunities Fund	14,706,434	14,907,695

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. The Funds retain the interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned.

Unrealized gain or loss on the market value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

51

Notes to Financial Statements (Unaudited) (Continued)

The maximum offering price per share of Class A shares of the Funds is equal to the NAV per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price). There is no sales load on purchases of $1 million or more of Class A shares. The maximum offering price per share of Class C, Class Y, and Institutional Class shares of the Funds is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1% if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, except the Value Fund, declares and distributes net investment income, if any, annually, as a dividend to shareholders. The Value Fund declares and distributes net investment income, if any, semi-annually, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income that invest in underlying funds is affected by the timing of dividend declarations by underlying funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, in Touchstone Investment Trust, Touchstone Institutional Funds Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust and Touchstone Tax-Free Trust (collectively with the Trust,“Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended December 31, 2013:

		International	Mid Cap Value
	Capital Growth	Small Cap	Opportunities
	Fund	Fund	Fund
Purchases of investment securities	$31,019,651	$45,728,946	$237,510,898
Proceeds from sales and maturities	$41,446,030	$39,851,988	$211,204,192

52

Notes to Financial Statements (Unaudited) (Continued)

	Small Cap
	Value
	Opportunities	Value
	Fund	Fund
Purchases of investment securities	$45,773,568	$30,538,222
Proceeds from sales and maturities	$47,439,883	$38,805,709

There were no purchases or proceeds from sales and maturities of U.S. government securities by the Funds for the six months ended December 31, 2013.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”) or BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern Financial Group, Inc.

Management & Expense Limitation Agreements

The Advisor provides general investment supervisory services for the Funds, under terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Touchstone Capital Growth Fund	0.70% on the first $300 million
0.685% on the next $200 million
0.675% on the next $500 million
0.625% on the next $500 million
0.575% on the next $500 million
0.525% of such assets over $2 billion
Touchstone International Small Cap Fund	0.95% on the first $300 million
0.90% on the next $200 million
0.85% on the next $250 million
0.80% on the next $250 million
0.75% on the next $500 million
0.70% on the next $500 million
0.65% of such assets over $2 billion
Touchstone Mid Cap Value Opportunities Fund	0.85% on the first $300 million
0.80% on the next $200 million
0.75% of such assets over $500 million
Touchstone Small Cap Value Opportunities Fund	0.95% on the first $300 million
0.90% on the next $200 million
0.85% of such assets over $500 million
Touchstone Value Fund	0.65%*

*Prior to August 23, 2013, the Fund paid 0.75% on the first $300 million, 0.73% on the next $200 million, 0.72% on the next $250 million, 0.70% on the next $250 million, 0.68% on the next $500 million, 0.67% on the next $500 million, and 0.66% of such assets over $2 billion.

53

Notes to Financial Statements (Unaudited) (Continued)

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

Ashfield Capital Partners, LLC	Lee Munder Capital Group LLC
Capital Growth Fund	Mid Cap Value Opportunities Fund*

Barrow, Hanley, Mewhinney & Strauss, LLC	Thompson Siegel & Walmsley LLC
Value Fund	Small Cap Value Opportunities Fund

Copper Rock Capital Partners LLC
International Small Cap Fund

*Effective November 22, 2013, Lee Munder Capital Group LLC became the sub-advisor of the Mid Cap Value Opportunities Fund; prior to November 22, 2013, Thompson Siegel & Walmsley LLC was the sub-advisor.

The Advisor, not the Funds, pays the sub-advisory fees to each Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit operating expenses of the Funds, excluding: dividend expenses on short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive class-level expenses, advisory and administration fees, and to reimburse expenses in order to maintain the following expense limitations for the Funds:

				Institutional	Termination
	Class A	Class C	Class Y	Class	Date
Capital Growth Fund	1.25%	2.00%	1.00%	0.90%	October 30, 2014
International Small Cap Fund	1.55%	2.30%	1.30%	1.05%	April 16, 2014
International Small Cap Fund	1.55%	2.30%	1.30%	1.18%	October 30, 2014
Mid Cap Value Opportunities Fund	1.29%	2.04%	1.04%	0.89%	October 30, 2014
Small Cap Value Opportunities Fund	1.50%	2.25%	1.25%	1.10%	October 30, 2014
Value Fund*	1.08%	1.83%	0.83%	0.68%	October 30, 2014

* Prior to September 10, 2013 the expense limitation for Class A, Class C, Class Y and Institutional Class Shares were 1.00%, 1.75%, 0.75% and 0.65%, respectively.

Where multiple caps are in effect, the lower of the two amounts will apply.

During the six months ended December 31, 2013, the Advisor or its affiliates waived investment advisory fees and administration fees or reimbursed expenses, including distribution fees, of the Funds as follows:

			Other
	Investment		Operating
	Advisory	Administration	Expenses
	Fees Waived	Fees Waived	Reimbursed
Capital Growth Fund	$—	$37,614	$70,809
International Small Cap Fund	38,399	101,941	21,106
Mid Cap Value Opportunities Fund	7,931	121,898	23,524
Small Cap Value Opportunities Fund	—	42,480	24,536
Value Fund	70,167	294,489	56,584

54

Notes to Financial Statements (Unaudited) (Continued)

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board of Trustees, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount.

As of December 31, 2013, the Advisor may seek recoupment of previously waived fee and reimbursed expenses as follows:

	Expiration	Expiration	Expiration
	June 30,	June 30,	June 30,
	2015	2016	2017
Capital Growth Fund	$118,022	$283,205	$106,807
International Small Cap Fund	99,781	346,008	159,478
Mid Cap Value Opportunities Fund	90,213	271,865	143,645
Small Cap Value Opportunities Fund	59,559	132,190	64,555
Value Fund	81,083	897,689	383,233

The Advisor did not recoup any amounts it previously waived or reimbursed during the six months ended December 31, 2013.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, as well as materials for meetings of the Board of Trustees; calculating the daily NAV per share; and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% on the first $6 billion of the aggregate average daily net assets of the Touchstone Fund Complex (excluding Touchstone Institutional Money Market Fund,Touchstone Institutional Funds Trust, and Touchstone Variable Series Trust); 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. The fee is allocated among the funds of the Touchstone Fund Complex (excluding Touchstone Institutional Money Market Fund, Touchstone Institutional Funds Trust, and Touchstone Variable Series Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that are subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under the Class A plan,

55

Notes to Financial Statements (Unaudited) (Continued)

each Fund offering Class A shares pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of Class A shares of the Funds listed below during the six months ended December 31, 2013:

Amount
Capital Growth	$196
International Small Cap Fund	859
Mid Cap Value Opportunities Fund	2,745
Small Cap Value Opportunities Fund	681
Value Fund	1,501

In addition, the Underwriter collected CDSC on the redemption of Class C shares of the Funds listed below during the year ended December 31, 2013:

Amount
Touchstone International Small Cap Fund	$10
Touchstone Value Fund	75

AFFILIATED INVESTMENTS

Each Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an exemptive order received by the Trust from the SEC. To the extent that the Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund’s investment, as applicable, in the Touchstone Institutional Money Market Fund for the six months ended December 31, 2013, is as follows:

	Share Activity
						Market
	Balance			Balance		Value
	06/30/13	Purchases	Sales	12/31/13	Dividends	12/31/13
Capital Growth Fund	1,639,168	13,457,388	(13,695,188)	1,401,368	$133	$1,401,368
International Small Cap Fund	699,197	24,516,940	(22,503,342)	2,712,795	149	2,712,795
Mid Cap Value Opportunities Fund	7,005,605	35,531,496	(42,537,101)	—	487	—
Small Cap Value Opportunities Fund	2,374,756	27,354,265	(25,745,720)	3,983,301	187	3,983,301
Value Fund	8,753,580	29,406,632	(34,226,941)	3,933,271	443	3,933,271

56

Notes to Financial Statements (Unaudited) (Continued)

5. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the year ended June 30, 2013, period ended June 30, 2012 and year ended March 31, 2012 was as follows:

				International
	Capital Growth			Small Cap
	Fund			Fund
	Three Months			Three Months
	Year Ended	Ended	Year Ended	Year Ended	Ended	Year Ended
	June 30,	June 30,	March 31,	June 30,	June 30,	March 31,
	2013	2012	2012	2013	2012	2012
From ordinary income	$218,632	$31,849	$215,362	$1,525,830	$802,324	$1,842,301
Total Distributions	$218,632	$31,849	$215,362	$1,525,830	$802,324	$1,842,301

	Mid Cap Value			Small Cap Value
	Opportunities			Opportunities
	Fund			Fund
		Three Months			Three Months
	Year Ended	Ended	Year Ended	Year Ended	Ended	Year Ended
	June 30,	June 30,	March 31,	June 30,	June 30,	March 31,
	2013	2012	2012	2013	2012	2012
From ordinary income	$8,052,985	$627,574	$2,171,072	$1,230,862	$—	$—
From long-term capital gains	$9,165,979	$3,418,930	$11,225,590	$9,185,252	$2,691,474	$5,495,825
Total Distributions	$17,218,964	$4,046,504	$13,396,662	$10,416,114	$2,691,474	$5,495,825

	Value
	Fund
	Year Ended	Three Months Ended	Year Ended
	June 30,	June 30,	March 31,
	2013	2012	2012
From ordinary income	$9,968,846	$1,228,217	$2,287,808
From long-term capital gains	5,851,644	—	—
Total Distributions	$15,820,490	$1,228,217	$2,287,808

The following information is computed on a tax basis for each item as of June 30, 2013:

		International	Mid Cap Value
	Capital	Small Cap	Opportunities
	Growth Fund	Fund	Fund
Tax cost of portfolio investments	$120,067,429	$96,698,381	$113,824,625
Gross unrealized appreciation	54,949,721	18,909,364	18,688,220
Gross unrealized depreciation	(1,124,224)	(2,709,768)	(3,061,173)
Net portfolio unrealized appreciation (depreciation)	53,825,497	16,199,596	15,627,047
Net other unrealized appreciation (depreciation)	—	(6,612)	—
Accumulated capital and other losses	(24,221,746)	(26,090,771)	(3,299,947)

57

Notes to Financial Statements (Unaudited) (Continued)

		International	Mid Cap Value
	Capital	Small Cap	Opportunities
	Growth Fund	Fund	Fund
Post-October and qualified late-year losses	(309,640)	—	—
Undistributed Ordinary Income	67,522	1,229,932	—
Undistributed long-term capital gains	—	—	10,145,290
Accumulated earnings (deficit)	$29,361,633	$(8,667,855)	$22,472,390

	Small Cap Value
	Opportunities	Value
	Fund	Fund
Tax cost of portfolio investments	$100,433,155	$280,563,947
Gross unrealized appreciation	19,185,061	63,763,179
Gross unrealized depreciation	(3,628,559)	(2,869,684)
Net unrealized appreciation (depreciation)	15,556,502	60,893,495
Accumulated capital and other losses	(1,829,031)	(35,330,432)
Undistributed ordinary income	6,545,981	—
Undistributed long-term capital gains	7,601,239	—
Accumulated earnings (deficit)	$27,874,691	$25,563,063

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals and passive foreign investment company (“PFIC”) adjustments.

As of June 30, 2013, the Funds had the following capital loss carryforwards for federal income tax purposes:

					No	No
	Short Term Expiring On				Expiration	Expiration
	2015	2016	2017	2018	Short Term*	Long Term*	Total
Capital Growth Fund**	$5,765,572	$3,960,100	$14,496,074	$—	$—	$—	$24,221,746
International Small Cap
Fund**	10,436,336	4,523,327	4,884,304	—	6,246,804	—	26,090,771
Mid Cap Value
Opportunities Fund**	—	—	3,299,947	—	—	—	3,299,947
Small Cap Value
Opportunities Fund**	1,829,031	—	—	—	—	—	1,829,031
Value Fund**,^	—	—	31,829,885	3,500,547	—	—	35,330,432

*The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. The provisions of the Act were effective for the Funds’ since the fiscal year ended June 30, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

**Utilization may be limited by current income tax regulations.

^ Value Fund’s ability to utilize the capital loss carryforwards is limited, under Internal Revenue Services regulations. $25,021,131 was written off due to limitations.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended March 31, 2010 through June 30, 2013) and have concluded that no provision for income tax is required in their financial statements.

58

Notes to Financial Statements (Unaudited) (Continued)

As of December 31, 2013, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follow:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Capital Growth Fund	$123,987,051	$80,153,198	$(631,308)	$79,521,890
International Small Cap Fund	107,666,320	34,863,210	(1,334,026)	33,529,184
Mid Cap Value Opportunities Fund	155,768,967	6,876,735	(1,570,732)	5,306,003
Small Cap Value Opportunities Fund	117,881,292	32,447,913	(2,495,847)	29,952,066
Value Fund	271,269,644	98,858,874	(245,986)	98,612,888

6. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

7. Risks Associated with Foreign Investments

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

8 Risks Associated with Concentration

Certain funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund’s NAV and magnified effect on the total return.

9. Fund Mergers

At a meeting held on March 13, 2012, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) providing for the transfer of all assets and liabilities of the Fifth Third Disciplined Large Cap Value Fund and the Fifth Third All Cap Value Fund (each, an “Acquired Fund”), each a series of the Fifth Third Funds (“Fifth Third”), to the Touchstone Value Fund, (the “Acquiring Fund”). The tax-free mergers took place on September 10, 2012.

59

Notes to Financial Statements (Unaudited) (Continued)

The following is a summary of shares outstanding, net assets, net asset value per share, and unrealized appreciation immediately before and after the reorganization:

						After
	Before Reorganization					Reorganization
	Fifth Third
	Disciplined		Fifth Third		Touchstone	Touchstone
	Large Cap		All Cap		Value	Value
	Value Fund		Value Fund		Fund	Fund
Class A *
Shares	1,419,797	(A)	3,514,789	(B)	245,017	5,179,603
Net Assets	$10,274,502		$25,435,080		$1,773,081	$37,482,663
Net Asset Value	$7.24	(A)	$7.24	(B)	$7.24	$7.24
Class C
Shares	39,232	(C)	341,354	(D)	366	380,953
Net Assets	$283,871		$2,469,899		$2,651	$2,756,421
Net Asset Value	$7.24	(C)	$7.24	(D)	$7.24	$7.24
Class Y
Shares	20,691,815	(E)	5,255,988	(F)	6,754,404	32,702,207
Net Assets	$150,150,006		$38,140,140		$49,013,423	$237,303,569
Net Asset Value	$7.26	(E)	$7.26	(F)	$7.26	$7.26
Institutional Class
Shares	—		—		10,340,227	10,340,227
Net Assets	$—		$—		$74,892,668	$74,892,668
Net Asset Value	$—		$—		$7.24	$7.24
Fund Total
Shares Outstanding	13,906,702		3,991,534		17,340,014	48,602,989
Net Assets	$160,708,379		$66,045,119		$125,681,823	$352,435,321
Unrealized Depreciation	$(13,753,975)		$(7,038,724)		$(28,894,804)	$(49,687,503)

(A)	Reflects a 1.5919:1 reverse stock split on Class A Shares and a 1.6123:1 reverse stock split on Class B Shares which occurred on the date of reorganization, September 10, 2012.
(B)	Reflects a 2.2762:1 reverse stock split on Class A Shares and a 2.1413:1 reverse stock split on Class B Shares which occurred on the date of reorganization, September 10, 2012.
(C)	Reflects a 1.5725:1 reverse stock split which occurred on the date of reorganization, September 10, 2012.
(D)	Reflects a 2.1338:1 reverse stock split which occurred on the date of reorganization, September 10, 2012.
(E)	Reflects a 1.5929:1 reverse stock split which occurred on the date of reorganization, September 10, 2012.
(F)	Reflects a 2.3023:1 reverse stock split which occurred on the date of reorganization, September 10, 2012.
*	The Acquired Funds had Class B shares outstanding immediately prior to the reorganization, which were exchanged for Class A shares of the Acquiring Fund.

Assuming the reorganization had been completed on July 1, 2012, the results of operations for the Value Fund for the year ended June 30, 2013 would have been as follows:

Touchstone
Value
Fund
Net investment income	$7,031,003
Net realized and unrealized gain on investments	$87,588,530
Net increase in asset from operations	$94,619,533

10. Litigation

In January 2012, the Old Mutual Mid-Cap Fund (which reorganized into the TS&W Mid-Cap Value Fund in March 2009 and reorganized into the Touchstone Mid Cap Value Opportunities Fund in April 2012) was served with a summons and complaint in an action brought by Edward S. Weisfelner, as Trustee of the LB

60

Notes to Financial Statements (Unaudited) (Continued)

Creditor Trust, in the case captioned Weisfelner v. Fund 1, et al. (U.S. Bankruptcy Court, Southern District of New York, Adv. Pro No. 10-4609) (the “Action”). The Action alleges that, under state law, all payments made to shareholders in the December 2007 leveraged buyout of Lyondell Chemical Company were made, by means of intentional and constructive fraudulent transfer and seeks to recover all those payments. The amount sought to be disgorged is what the Fund received in payments in connection with the leveraged buyout, $3,784,800. The Fund (along with thousands of other defendants) has filed a joinder to the currently pending motion to dismiss and awaits the court’s ruling on that motion. The path the litigation will follow (including whether it will proceed at all) depends on the outcome of that ruling; it is uncertain when that ruling will come down, however. At this nascent stage of the litigation, it is not possible to assess likely outcome. The Fund is currently assessing the case and has not yet determined the potential effect, if any, on its net asset value.

11. Subsequent Events

At a joint meeting of the Board of Trustees (the “Board”) of Touchstone Strategic Trust (“TST”) and Touchstone Funds Group Trust (“TFGT”), held on November 21, 2013, the Board, approved a reorganization of the Touchstone Mid Cap Value Opportunities Fund (the “Mid Cap Value Opportunities Fund”), a series of TST, into the Touchstone Mid Cap Value Fund (the “Mid Cap Value Fund”), a series of TFGT, pursuant to an agreement and plan of reorganization. The Mid Cap Value Opportunities Fund will liquidate by transferring substantially all of its assets and liabilities to the Mid Cap Value Fund. The reorganization is expected to occur on or about March 24, 2014.

61

Other Items (Unaudited)

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at www.touchstoneinvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website www.sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; (iii) will be made available to shareholders upon request by calling 1.800.543.0407; or (iv) can be obtained on the Touchstone website at www.touchstoneinvestments.com. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 through December 31, 2013).

Actual Expenses

The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the six months ended December 31, 2013” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

62

Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		December 31,	July 1,	December 31,	December 31,
		2013	2013	2013	2013*
Touchstone Capital Growth Fund
Class A	Actual	1.25%	$1,000.00	$1,217.30	$6.99
Class A	Hypothetical	1.25%	$1,000.00	$1,018.90	$6.36

Class C	Actual	2.00%	$1,000.00	$1,213.30	$11.16
Class C	Hypothetical	2.00%	$1,000.00	$1,015.12	$10.16

Class Y	Actual	1.00%	$1,000.00	$1,219.00	$5.59
Class Y	Hypothetical	1.00%	$1,000.00	$1,020.16	$5.09

Institutional Class	Actual	0.90%	$1,000.00	$1,219.60	$5.04
Institutional Class	Hypothetical	0.90%	$1,000.00	$1,020.67	$4.58

Touchstone International Small Cap Fund
Class A	Actual	1.55%	$1,000.00	$1,186.10	$8.54
Class A	Hypothetical	1.55%	$1,000.00	$1,017.39	$7.88

Class C	Actual	2.30%	$1,000.00	$1,182.00	$12.65
Class C	Hypothetical	2.30%	$1,000.00	$1,013.61	$11.67

Class Y	Actual	1.23%	$1,000.00	$1,187.70	$6.78
Class Y	Hypothetical	1.23%	$1,000.00	$1,019.00	$6.26

Institutional Class	Actual	1.05%	$1,000.00	$1,189.30	$5.79
Institutional Class	Hypothetical	1.05%	$1,000.00	$1,019.91	$5.35

Touchstone Mid Cap Value Opportunities Fund
Class A	Actual	1.29%	$1,000.00	$1,141.30	$6.96
Class A	Hypothetical	1.29%	$1,000.00	$1,018.70	$6.56

Class C	Actual	2.04%	$1,000.00	$1,136.30	$10.98
Class C	Hypothetical	2.04%	$1,000.00	$1,014.92	$10.36

Class Y	Actual	1.00%	$1,000.00	$1,143.80	$5.40
Class Y	Hypothetical	1.00%	$1,000.00	$1,020.16	$5.09

Institutional Class	Actual	0.89%	$1,000.00	$1,143.50	$4.81
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.72	$4.53

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Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		December 31,	July 1,	December 31,	December 31,
		2013	2013	2013	2013*
Touchstone Small Cap Value Opportunities Fund
Class A	Actual	1.50%	$1,000.00	$1,254.40	$8.52
Class A	Hypothetical	1.50%	$1,000.00	$1,017.64	$7.63

Class C	Actual	2.25%	$1,000.00	$1,250.70	$12.76
Class C	Hypothetical	2.25%	$1,000.00	$1,013.86	$11.42

Class Y	Actual	1.18%	$1,000.00	$1,256.80	$6.71
Class Y	Hypothetical	1.18%	$1,000.00	$1,019.26	$6.01

Institutional Class	Actual	1.10%	$1,000.00	$1,257.30	$6.26
Institutional Class	Hypothetical	1.10%	$1,000.00	$1,019.66	$5.60

Touchstone Value Fund
Class A	Actual	1.05%	$1,000.00	$1,136.00	$5.65
Class A	Hypothetical	1.05%	$1,000.00	$1,019.91	$5.35

Class C	Actual	1.80%	$1,000.00	$1,130.80	$9.67
Class C	Hypothetical	1.80%	$1,000.00	$1,016.13	$9.15

Class Y	Actual	0.80%	$1,000.00	$1,136.90	$4.31
Class Y	Hypothetical	0.80%	$1,000.00	$1,021.17	$4.08

Institutional Class	Actual	0.67%	$1,000.00	$1,138.00	$3.61
Institutional Class	Hypothetical	0.67%	$1,000.00	$1,021.83	$3.41

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [184/365] (to reflect the one-half year period).

Advisory and Sub-Advisory Agreement Approval Disclosure

At a meeting held on November 21, 2013, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Strategic Trust (the “Trust”), and by a separate vote, the Independent Trustees of theTrust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust, and the continuance of the Sub-Advisory Agreement between the Advisor and each Fund’s respective Sub-Advisor with the exception of the Sub-Advisory Agreements relating to Touchstone Capital Growth Fund and Touchstone Mid Cap Value Opportunities Fund. The Sub-Advisory Agreement relating to Touchstone Capital Growth Fund was not up for renewal because it had been approved in November 2012 for an initial two-year period. Also at the November 21, 2013 meeting, the Board, and by a separate vote, the Independent Trustees initially approved a new Sub-Advisory Agreement between the Advisor and Lee Munder Capitol Group, LLC (“Lee Munder”) relating to Touchstone Mid Cap Value Opportunities (the “New Sub-Advisory Agreement”).

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements and the New Sub-Advisory Agreement, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement and the initial approval of the New Sub-Advisory Agreement were in the best interests of the respective Funds and their shareholders. The information provided to the Board included:

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Other Items (Unaudited) (Continued)

(1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Advisor’s, Sub-Advisors’ and Lee Munder’s personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements and the proposed approval of the New Sub-Advisory Agreement with management and experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement and the proposed approval of the New Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement and the proposed approval of the New Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.

In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Advisor’s compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.

The Board discussed the Advisor’s effectiveness in monitoring the performance of each Sub-Advisor, and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring each of the Sub-Advisors, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor conducts regular on-site compliance visits with each Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Advisor provides to the applicable Fund. The Board noted that the Advisor’s compliance monitoring processes also include quarterly reviews of compliance reports, and that any issues arising from such reports and the Advisor’s compliance visits to the Sub-Advisors are reported to the Board.

The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor’s business as a whole. The Board noted that the Advisor had waived a portion of advisory fees and administrative fees and/or reimbursed expenses in order to limit the Funds’ net operating expenses. The Board also noted that the Advisor pays the Sub-Advisors’ sub-advisory fees out of

65

Other Items (Unaudited) (Continued)

the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor’s relationship with the Funds both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board also considered that the Funds’ distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended June 30, 2013 and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that the Advisor had waived a portion of the fees and/or reimbursed expenses of the Funds in order to reduce those Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:.

Touchstone Capital Growth Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees. The Fund’s performance for the six-month period ended June 30, 2013 was in the 5th quintile of its peer group. The Fund’s performance for the twelve- and thirty-six-month periods ended June 30, 2013 was in the 4th quintile of its peer group. The Board noted management’s discussion of the Fund’s performance, management’s continued monitoring of the Fund and its plans with respect to the Fund. Based upon their review, the Trustees concluded that appropriate action was being taken to address the Fund’s performance, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone International Small Cap Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees. The Fund’s performance for the six- and twelve-month periods ended June 30, 2013 was in the 2nd quintile of its peer group. The Fund’s performance for the thirty-six-month period ended June 30, 2013 was in the 4th quintile of its peer group. The Board noted management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund. Based upon their review,

66

Other Items (Unaudited) (Continued)

the Trustees concluded appropriate action was being taken to address the Fund’s performance, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone Mid Cap Value Opportunities Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and at the median of its peer group, respectively. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees. The Fund’s performance for the six-, twelve- and thirty-six-month periods ended June 30, 2013 was in the 1st quintile of its peer group. The Board took into account the pending resignation of the Fund’s current sub-advisor and that the Advisor was recommending that the Fund be merged into the Touchstone Mid Cap Value Fund in 2014 and that Lee Munder manage the combined fund using the investment strategies it currently uses to manage the Touchstone Mid Cap Value Fund. The Board also reviewed the performance of the Touchstone Mid Cap Value Fund. The Touchstone Mid Cap Value Fund’s performance for the six- and twelve-month periods ended June 30, 2013 was in the 3rd quintile, while its performance for the thirty-six month period ended June 30, 2013 was in the 4th quintile. Based upon their review, the Trustees concluded that the replacement of the Fund’s current sub-advisor by Lee Munder was appropriate given the comparative performance records of the Fund and Touchstone Mid Cap Value Fund, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone Small Cap Value Opportunities Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees. The Fund’s performance for the six-month period ended June 30, 2013 was in the 2nd quintile of its peer group. The Fund’s performance for the twelve-month period ended June 30, 2013 was in the 3rd quintile of its peer group, and the Fund’s performance for the thirty-six-month period ended June 30, 2013 was in the 4th quintile of its peer group. The Board noted management’s discussion of the Fund’s performance, including its relatively strong recent performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and below the median of its peer group, respectively. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees. The Fund’s performance for the six- and thirty-six-month periods ended June 30, 2013 was in the 2nd quintile of its peer group. The Fund’s performance for the twelve-month period ended June 30, 2013 was in the 3rd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered

Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedules for some of the Funds contain breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Fund that did not currently have such breakpoints in its advisory fee schedule. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of the Fund that currently did not have such breakpoints was not appropriate at that time. The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact

67

Other Items (Unaudited) (Continued)

that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by a Fund was reduced by the total sub-advisory fee paid by the Advisor to the Fund’s Sub-Advisor. With respect to Touchstone Mid Cap Value Opportunities Fund, the Board took into account that if the Fund was merged with Touchstone Mid Cap Value Fund, that merger was expected to result in greater economies of scale for both Funds following the merger.

Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. TheTrustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; or, as discussed above, is being addressed; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from the Advisor and the other factors considered. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor’s compensation; (3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. With respect to the New Sub-Advisory Agreement relating to Touchstone Mid CapValue Opportunities, the Board considered, among other factors: (1) the nature, extent and quality of services to be provided by Lee Munder, including the personnel who would be providing such services; (2) Lee Munder’s proposed compensation; (3) Lee Munder’s past performance with respect to Touchstone Mid Cap Value Fund; and (4) the terms of the New Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by each Sub-Advisor, including information presented periodically throughout the previous year.The Board noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisors to discuss their respective performance and investment processes and strategies. With respect to Lee Munder, the Board also noted its familiarity with the firm owing to Lee Munder’s management of the Touchstone Mid Cap Value Fund. The Board also considered each Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Advisor’s brokerage practices.

Sub-Advisor’s Compensation, Profitability and Economies of Scale. The Board also took into consideration the financial condition of each Sub-Advisor, including Lee Munder, and any indirect benefits derived by each Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Funds. In considering the profitability to each Sub-Advisor of its relationship with the Funds, the Board noted the undertaking of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement and are negotiated at arm’s-length. As a consequence, the profitability to each Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Advisor’s management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for some

68

Other Items (Unaudited) (Continued)

of the Funds, including the proposed sub-advisory fee for the Touchstone Mid Cap Value Opportunities Fund, contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor out of the advisory fee it receives from the respective Fund. The Board also compared the sub-advisory fees paid by the Advisor to fees charged by each Sub-Advisor, including Lee Munder, to manage comparable institutional separate accounts. The Board considered the amount retained by the Advisor and the sub-advisory fee paid to each Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with each of the Sub-Advisors at arm’s-length. The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:

Touchstone International Small Cap Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Mid Cap Value Opportunities Fund. The Board took into account that the proposed sub-advisory fee to be paid to Lee Munder by the Advisor under the New Sub-Advisory Agreement was identical to the current sub-advisory fee Lee Munder was paid for managing the Touchstone Mid Cap Value Fund. The Touchstone Mid Cap Value Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the proposed sub-advisory fee was reasonable in light of the services to be received by the Fund from Lee Munder.

Touchstone Small Cap Value Opportunities Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Value Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund and the initial approval of the New Sub-Advisory Agreement with respect to Touchstone Mid Cap Value Opportunities Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement and the New Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage each Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices or, as discussed above, is being addressed; (d) each Fund’s sub-advisory fee is reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered; and (e) the Sub-Advisor’s investment strategies are appropriate for pursuing the investment goals of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund and the New Sub-Advisory Agreement with respect to Touchstone Mid Cap Value Opportunities Fund was in the best interests of the Fund and its shareholders.

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70

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

71

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Touchstone Strategic Trust

By (Signature and Title)*   /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 02/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 02/28/14

By (Signature and Title)*   /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date 02/28/14

* Print the name and title of each signing officer under his or her signature.